Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/30 (PR 09/01/24)	$6,015	$6,262,079
Series A, 5.00%, 09/01/36 (PR 09/01/26)	11,305	12,264,659
Series B, 5.00%, 09/01/23	200	203,711
Series B, 5.00%, 09/01/24	545	567,768
Series B, 5.00%, 09/01/25	885	941,483
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	1,125	1,156,450
Series B, 5.00%, 01/01/24	10,015	10,275,685
Alabama Public School and College Authority RB
3.25%, 06/01/24 (Call 06/01/23)	10	10,033
5.00%, 01/01/27 (Call 07/01/24)	230	238,291
Series A, 5.00%, 11/01/23	2,315	2,367,117
Series A, 5.00%, 11/01/24	1,165	1,217,402
Series A, 5.00%, 11/01/25	5,600	5,969,606
Series A, 5.00%, 11/01/26	245	266,157
Series A, 5.00%, 11/01/27	11,300	12,504,071
Series B, 5.00%, 01/01/23	1,990	1,994,174
Series B, 5.00%, 01/01/25 (Call 07/01/24)	1,540	1,596,825
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,850	1,917,523
Auburn University RB, Series A, 5.00%, 06/01/23	130	131,587
State of Alabama GO, Series A, 5.00%, 08/01/24	70	72,792
Tuscaloosa County Board of Education ST, 4.00%, 02/01/47 (PR 02/01/27)	5,000	5,257,196
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	4,000	4,350,770
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,554,025
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,760	10,615,880
		87,735,284
Alaska — 0.1%
State of Alaska GO
5.00%, 08/01/23	45	45,745
5.00%, 08/01/27 (Call 08/01/25)	5,460	5,781,210
Series B, 5.00%, 08/01/23	200	203,312
		6,030,267
Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	640	664,315
5.00%, 07/01/25 (Call 07/01/24)	90	93,377
5.00%, 07/01/26 (Call 07/01/24)	370	383,473
Arizona Transportation Board RB
5.00%, 07/01/23	490	497,169
5.00%, 07/01/24	4,445	4,613,186
5.00%, 07/01/25	6,815	7,216,506
5.00%, 07/01/26	40	43,117
Series A, 5.00%, 07/01/23	1,780	1,806,146
Series A, 5.00%, 07/01/24	4,155	4,312,859
Series A, 5.00%, 07/01/25	355	375,915
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,244,865
Series A, 5.00%, 10/01/24	430	448,697
City of Chandler AZ GO, 5.00%, 07/01/24	4,000	4,151,338
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,172,095
City of Phoenix AZ GO
5.00%, 07/01/23	320	324,719
5.00%, 07/01/24	440	456,647
5.00%, 07/01/27 (Call 07/01/26)	130	140,315
Security	Par (000)	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25 (Call 07/01/24)	$4,595	$4,763,050
Series A, 5.00%, 07/01/39 (PR 07/01/24)	13,500	14,004,373
Series B, 5.00%, 07/01/23	745	755,683
Series B, 5.00%, 07/01/24	2,525	2,618,539
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	2,000	2,028,679
Maricopa County Community College District GO, 5.00%, 07/01/23	2,665	2,703,215
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/27	145	159,154
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	1,000	1,014,340
Phoenix AZ
4.00%, 07/01/23	9,160	9,241,665
4.00%, 07/01/24	725	741,038
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,370	2,374,932
5.00%, 01/01/24	3,510	3,602,122
5.00%, 01/01/25	660	692,405
5.00%, 01/01/26	415	444,473
Series A, 5.00%, 01/01/23	2,570	2,575,348
Series A, 5.00%, 01/01/24	13,695	14,054,433
Series A, 5.00%, 01/01/25	15,875	16,654,444
Series A, 5.00%, 01/01/26	11,240	12,038,256
Series A, 5.00%, 01/01/27	13,745	15,005,902
Series E, 5.00%, 01/01/24	3,120	3,201,886
University of Arizona (The) RB
5.00%, 06/01/26	15	16,160
5.00%, 06/01/27 (Call 06/01/26)	35	37,598
Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,028,055
		140,700,489
Arkansas — 0.1%
State of Arkansas GO
4.25%, 06/01/23	325	327,931
5.00%, 06/15/23	7,695	7,799,893
5.00%, 04/01/24 (Call 10/01/23)	2,670	2,723,752
5.00%, 04/01/26 (Call 10/01/24)	45	46,907
		10,898,483
California — 13.4%
Bay Area Toll Authority RB
5.13%, 04/01/48 (PR 04/01/23) (AGM-CR)	3,800	3,835,339
VRDN,2.00%, 04/01/53 (Put 04/01/24)(a)(b)	3,000	2,938,084
VRDN,2.63%, 04/01/45 (Put 04/01/26)(a)(b)	860	842,513
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	10,750	11,094,759
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	10,025	11,035,763
Series S-4, 5.00%, 04/01/30 (PR 04/01/23)	1,075	1,084,558
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	15,045	15,178,768
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	11,385	11,495,528
Beverly Hills Unified School District CA GO, 5.00%, 08/01/24	500	520,858
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,140	8,537,567
Series T-5, 5.00%, 03/15/23	2,300	2,316,867
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	1,900	1,940,621
5.00%, 10/01/24	1,550	1,620,803
California State Public Works Board RB
5.00%, 02/01/23	7,000	7,031,201

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/23	$5	$5,115
5.00%, 08/01/24	1,500	1,561,574
5.00%, 05/01/25	1,060	1,121,453
5.00%, 10/01/26	45	48,931
5.25%, 10/01/27 (Call 10/01/24)	1,050	1,099,743
Series A, 5.00%, 09/01/24	295	307,685
Series A, 5.00%, 09/01/25 (Call 09/01/24)	705	734,452
Series A, 5.00%, 02/01/27	15,800	17,276,805
Series A, 5.00%, 08/01/27	2,450	2,704,431
Series B, 5.00%, 10/01/23	13,795	14,085,338
Series B, 5.00%, 10/01/24	1,145	1,196,464
Series B, 5.00%, 10/01/25	295	314,529
Series B, 5.00%, 05/01/26	1,005	1,084,100
Series D, 5.00%, 05/01/27	7,845	8,619,252
Series F, 5.00%, 05/01/24	2,460	2,546,448
Series F, 5.00%, 05/01/25	325	343,842
Series F, 5.00%, 05/01/26 (Call 05/01/25)	290	306,342
Series G, 5.00%, 05/01/23	4,510	4,560,259
Series H, 5.00%, 09/01/38 (PR 09/01/23)	5,095	5,191,069
California State University RB
5.00%, 11/01/24	2,300	2,408,734
5.00%, 11/01/26 (Call 05/01/26)	75	80,838
Series A, 5.00%, 11/01/23	720	736,736
Series A, 5.00%, 11/01/24	2,115	2,214,988
Series A, 5.00%, 11/01/25	5,240	5,596,489
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,324,231
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,790	1,872,910
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(a)(b)	9,400	9,445,688
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	955	971,132
Series B, 5.00%, 08/01/23	7,285	7,408,062
Series B, 5.00%, 08/01/24	3,335	3,470,234
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,775	9,088,665
City & County of San Francisco CA GO, Series R2, 5.00%, 06/15/23	6,000	6,085,978
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	435	443,835
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,642,385
City of Los Angeles CA Revenue RB, 4.00%, 06/29/23	15,000	15,136,366
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	35	37,148
5.00%, 06/01/27 (Call 06/01/25)	90	95,418
Series B, 5.00%, 06/01/23	995	1,008,086
Series B, 5.00%, 06/01/25	155	164,514
Series B, 5.00%, 06/01/26	615	666,423
Series D, 5.00%, 06/01/23	530	536,971
City of Los Angeles Department of Airports RB
5.00%, 05/15/23	3,000	3,034,343
Series B, 5.00%, 05/15/24	2,145	2,219,267
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	500	511,531
5.00%, 11/01/24	4,870	5,098,368
5.00%, 11/01/25	5,185	5,551,324
5.00%, 11/01/25 (Call 05/01/25)	1,660	1,757,742
5.00%, 11/01/26	4,645	5,073,234
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(c)	500	332,006
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,570	2,613,413
Security	Par (000)	Value

California (continued)
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	$3,290	$3,542,630
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	844,088
County of Riverside CA, 5.00%, 06/30/23	21,000	21,327,823
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	795	823,817
Series B, 5.00%, 06/01/25	455	482,247
Eastern Municipal Water District RB
Series A, 3.00%, 07/01/25	6,455	6,499,178
Series A, 5.00%, 07/01/23	1,700	1,724,872
El Camino Community College District Foundation (The), 0.00%, 08/01/27(c)	5,700	4,961,086
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(c)	4,000	3,478,266
Foothill-De Anza Community College District GO, 0.00%, 08/01/26 (NPFGC)(c)	1,220	1,095,727
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	10,000	10,240,280
Los Angeles Community College District/CA GO
4.00%, 08/01/39 (PR 08/01/24)	3,350	3,433,805
5.00%, 08/01/24	70	72,920
5.00%, 08/01/25	10,760	11,421,525
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	281,880
Series A, 4.00%, 08/01/33 (PR 08/01/24)	335	343,380
Series A, 5.00%, 08/01/23	1,055	1,073,313
Series A, 5.00%, 08/01/24	1,225	1,276,102
Series A, 5.00%, 08/01/25 (PR 08/01/24)	180	187,479
Series A, 5.00%, 08/01/31 (PR 08/01/24)	14,915	15,534,709
Series C, 5.00%, 08/01/23	1,490	1,515,864
Series C, 5.00%, 08/01/24	100	104,172
Series F, 4.00%, 08/01/37 (PR 08/01/23)	15,000	15,157,269
Los Angeles County CA, 4.00%, 06/30/23	19,970	20,155,725
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/23	8,770	8,885,984
Series A, 5.00%, 07/01/23	2,410	2,446,522
Series A, 5.00%, 06/01/24	6,430	6,672,248
Series A, 5.00%, 07/01/24	385	400,114
Series A, 5.00%, 06/01/25	895	949,043
Series A, 5.00%, 07/01/25	815	865,743
Series A, 5.00%, 06/01/26	1,145	1,239,539
Series A, 5.00%, 07/01/26	1,275	1,382,529
Series B, 5.00%, 07/01/23	9,385	9,527,221
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	3,500	3,553,039
5.00%, 07/01/24	2,250	2,338,329
5.00%, 07/01/25	3,000	3,186,784
5.00%, 06/01/27	50	55,223
Series A, 5.00%, 07/01/24	65	67,552
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	940	941,995
Series A, 5.00%, 07/01/24 (Call 01/01/24)	380	380,775
Series A, 5.00%, 07/01/25 (Call 01/01/24)	480	480,979
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,235	2,235,000
Series B, 5.00%, 07/01/23	3,120	3,167,281
Series B, 5.00%, 07/01/24	2,000	2,078,514
Series B, 5.00%, 07/01/25 (Call 06/01/25)	900	954,523

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	$2,600	$2,726,998
5.00%, 07/01/26 (Call 06/01/26)	4,850	5,251,710
5.00%, 07/01/27	3,485	3,855,255
5.00%, 07/01/27 (Call 01/01/26)	30	32,183
Series A, 5.00%, 07/01/25	9,050	9,615,800
Series A, 5.00%, 07/01/26	125	135,587
Series A, 5.00%, 07/01/27	50	55,312
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,230	1,293,152
Series A-2, VRDN,0.65%, 07/01/51 (Put 11/30/22)(a)(b)	8,000	8,000,000
Series B, 4.00%, 07/01/27	165	174,935
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,010	1,035,415
Series B, 5.00%, 07/01/26 (Call 01/01/26)	540	580,254
Series C, 5.00%, 07/01/25 (Call 07/01/24)	295	306,441
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	1,350	1,370,536
5.00%, 07/01/24	85	88,350
5.00%, 07/01/26	495	537,100
5.00%, 07/01/27	2,350	2,597,526
Series A, 5.00%, 07/01/23	18,710	18,994,622
Series A, 5.00%, 07/01/24	42,885	44,575,334
Series A, 5.00%, 07/01/25	5,290	5,622,091
Series A, 5.00%, 07/01/26	3,865	4,193,722
Series A-1, 5.00%, 07/01/23	150	152,282
Series B, 5.00%, 07/01/23	440	446,693
Series B, 5.00%, 07/01/24	4,510	4,687,764
Series B-1, 5.00%, 07/01/23	660	670,040
Series B-1, 5.00%, 07/01/26	30	32,552
Series C, 5.00%, 07/01/23	125	126,902
Series C, 5.00%, 07/01/24	1,335	1,387,620
Series C, 5.00%, 07/01/25	5,035	5,351,084
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,100	5,298,599
Series C, 5.00%, 07/01/26	2,895	3,141,222
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	166,155
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,296,725
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	8,156,755
Metropolitan Water District of Southern California RB
3.00%, 07/01/27	150	152,973
5.00%, 10/01/23	3,965	4,050,101
5.00%, 10/01/24	1,900	1,987,139
5.00%, 10/01/25	1,430	1,529,521
5.00%, 10/01/27	1,075	1,197,547
Series A, 2.25%, 07/01/24	590	586,055
Series A, 2.50%, 07/01/25	595	593,179
Series A, 5.00%, 07/01/24	3,085	3,201,720
Series A, 5.00%, 07/01/25	2,910	3,095,010
Series A, 5.00%, 07/01/26	905	981,001
Series B, 4.00%, 08/01/23 (Call 07/01/23)	755	761,629
Series E, 5.00%, 07/01/23	185	187,847
Miracosta Community College District GO, Series B, 4.00%, 08/01/23	4,075	4,120,964
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	5,000	5,315,370
Mount San Antonio Community College District GO, 5.00%, 08/01/34 (PR 08/01/23)	3,000	3,050,677
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	1,000	1,087,519
Security	Par (000)	Value

California (continued)
Orange County Sanitation District RB
5.00%, 02/01/23	$10,000	$10,042,239
5.00%, 02/01/25	3,015	3,171,233
Orange County Water District COP
Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,300	1,294,621
Series A, 4.00%, 02/15/25 (Call 01/15/25)	8,040	8,271,517
Palo Alto Unified School District GO, 5.00%, 08/01/23	200	203,405
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	25,000	26,603,462
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(c)	3,000	1,699,881
Riverside Community College District GO
0.00%, 08/01/38 (PR 02/01/25)(c)	5,500	2,655,632
0.00%, 08/01/39 (PR 02/01/25)(c)	2,420	1,107,249
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,825	3,878,101
Sacramento Municipal Utility District RB
5.00%, 08/15/23	1,020	1,038,453
5.00%, 07/01/24	875	908,382
5.00%, 08/15/24	545	567,960
5.00%, 08/15/25	1,950	2,071,518
5.00%, 08/15/26	650	703,629
5.00%, 08/15/27	1,310	1,444,644
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(a)(b)	2,820	2,847,607
Series E, 5.00%, 08/15/24	370	385,588
Series F, 5.00%, 08/15/23	360	366,513
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,690	1,728,760
5.00%, 11/15/25 (Call 11/15/24)	310	323,971
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	3,645	3,832,077
5.00%, 08/01/41 (PR 08/01/26)	13,000	14,128,863
VRDN,4.00%, 08/01/32 (PR 08/01/26)	3,200	3,364,238
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	10,585	10,769,447
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	2,050	2,167,324
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	1,325	1,340,529
5.00%, 05/15/24	280	289,939
5.00%, 05/15/25	360	381,280
San Diego Unified School District/CA, 4.00%, 06/30/23	7,970	8,048,277
San Diego Unified School District/CA GO, Series C, 5.00%, 07/01/35 (PR 07/01/23)	5,005	5,079,681
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	5,255	5,333,411
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	250	265,968
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,199,124
Series D, 5.00%, 05/01/25	2,320	2,446,126
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/26	3,000	3,271,219
5.00%, 10/01/27	2,000	2,223,178
Series C, VRDN,2.13%, 10/01/48 (Put 10/01/23)(a)(b)	6,000	5,962,934
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	6,505	6,768,778
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(c)	3,000	2,613,499
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	27,410	29,124,287

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	$1,200	$1,306,482
Santa Monica Community College District GO
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	32,508,395
Series C, 0.00%, 08/01/25(c)	1,930	1,782,583
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,760	1,790,903
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	4,835	4,854,550
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,435	8,659,998
Series C, 5.00%, 07/01/24	350	363,519
State of California, 4.00%, 09/01/27	5,580	5,940,987
State of California Department of Water Resources RB
5.00%, 12/01/23	495	507,769
5.00%, 12/01/25	50	53,553
5.00%, 12/01/26	80	87,454
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	130	131,677
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	5,898,802
Series AS, 5.00%, 12/01/22	60	60,000
Series AS, 5.00%, 12/01/23	1,575	1,615,629
Series AS, 5.00%, 12/01/24	5,505	5,781,559
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	220	230,569
Series AX, 5.00%, 12/01/22	570	570,000
Series BA, 5.00%, 12/01/25	1,645	1,761,894
Series BB, 5.00%, 12/01/22	6,765	6,765,000
Series BB, 5.00%, 12/01/24	5,225	5,487,493
Series BB, 5.00%, 12/01/25	200	214,212
Series BB, 5.00%, 12/01/26	105	114,784
State of California GO
3.00%, 03/01/24	200	201,517
3.00%, 03/01/25	7,000	7,052,839
3.00%, 03/01/26	750	756,276
4.00%, 12/01/22	5,250	5,250,000
4.00%, 03/01/23	430	431,840
4.00%, 05/01/23	2,720	2,739,293
4.00%, 10/01/23	250	253,365
4.00%, 10/01/24	1,600	1,642,975
4.00%, 11/01/24	220	226,151
4.00%, 04/01/25	3,890	4,022,612
4.00%, 08/01/26	285	299,710
4.00%, 10/01/26	7,525	7,927,959
4.00%, 11/01/26	9,660	10,186,615
4.00%, 10/01/27	100	106,560
5.00%, 12/01/22	910	910,000
5.00%, 02/01/23	510	512,282
5.00%, 03/01/23	740	744,976
5.00%, 04/01/23	6,630	6,689,391
5.00%, 08/01/23	11,520	11,722,275
5.00%, 09/01/23	6,700	6,831,355
5.00%, 09/01/23 (Call 01/03/23)	15	15,032
5.00%, 10/01/23	3,975	4,060,977
5.00%, 11/01/23	3,850	3,941,255
5.00%, 12/01/23	5,080	5,211,046
5.00%, 02/01/24 (Call 02/01/23)	295	296,271
5.00%, 03/01/24	5,170	5,335,461
5.00%, 04/01/24	31,445	32,516,306
5.00%, 08/01/24	2,895	3,017,216
5.00%, 09/01/24	2,395	2,500,915
5.00%, 09/01/24 (Call 01/03/23)	15	15,031
5.00%, 10/01/24	16,215	16,964,615
Security	Par (000)	Value

California (continued)
5.00%, 11/01/24	$4,950	$5,188,759
5.00%, 11/01/24 (Call 11/01/23)	1,525	1,560,527
5.00%, 12/01/24 (Call 12/01/23)	6,070	6,224,080
5.00%, 02/01/25 (Call 02/01/23)	645	647,778
5.00%, 03/01/25	5,415	5,711,916
5.00%, 04/01/25	23,470	24,802,268
5.00%, 05/01/25 (Call 05/01/24)	180	186,376
5.00%, 08/01/25	8,255	8,786,662
5.00%, 09/01/25	700	746,404
5.00%, 09/01/25 (Call 01/03/23)	25	25,055
5.00%, 09/01/25 (Call 09/01/23)	365	371,855
5.00%, 10/01/25	46,685	49,867,951
5.00%, 10/01/25 (Call 10/01/24)	1,395	1,458,211
5.00%, 11/01/25	9,465	10,128,195
5.00%, 11/01/25 (Call 11/01/23)	1,085	1,109,724
5.00%, 12/01/25	4,690	5,027,482
5.00%, 12/01/25 (Call 12/01/23)	590	604,690
5.00%, 03/01/26 (Call 03/01/25)	8,415	8,871,428
5.00%, 04/01/26	1,930	2,082,334
5.00%, 08/01/26	9,290	10,089,908
5.00%, 08/01/26 (Call 08/01/25)	225	239,319
5.00%, 09/01/26	11,100	12,075,388
5.00%, 11/01/26	5,785	6,313,818
5.00%, 04/01/27	6,460	7,100,181
5.00%, 08/01/27	8,605	9,518,545
5.00%, 08/01/27 (Call 08/01/26)	125	135,693
5.00%, 09/01/27	1,230	1,362,734
5.00%, 09/01/27 (Call 09/01/26)	90	97,863
5.00%, 10/01/27	1,550	1,719,984
5.00%, 10/01/27 (Call 04/01/26)	150	161,705
5.00%, 11/01/27	29,025	32,259,085
5.25%, 02/01/23	1,855	1,864,051
5.50%, 02/01/25	1,025	1,089,954
VRDN,1.35%, 05/01/33 (Put 12/07/22)(a)(b)	9,440	9,440,000
Series A, 5.00%, 10/01/23	240	245,191
Series A, 5.00%, 10/01/24	660	690,512
Series B, 5.00%, 08/01/23	2,370	2,411,614
Series B, 5.00%, 09/01/23	2,955	3,012,934
Series B, 5.00%, 08/01/24	13,515	14,085,552
Series B, 5.00%, 09/01/24	5,220	5,450,848
Series B, 5.00%, 08/01/25	745	792,982
Series B, 5.00%, 09/01/25	630	671,764
Series B, 5.00%, 11/01/25	8,125	8,694,304
Series B, 5.00%, 08/01/26	305	331,262
Series B, 5.00%, 09/01/26	275	299,165
Series C, 5.00%, 08/01/26 (Call 02/01/25)	50	52,600
Series C, 5.00%, 09/01/26 (Call 09/01/25)	285	303,665
Series C, 5.00%, 08/01/27 (Call 02/01/25)	10	10,517
Series C, 5.00%, 08/01/27 (Call 08/01/26)	200	217,108
University of California RB
4.00%, 05/15/23	5,435	5,475,117
5.00%, 05/15/24	1,205	1,248,296
5.00%, 05/15/26 (Call 05/15/25)	240	254,201
5.00%, 05/15/27	180	198,789
5.25%, 05/15/44 (PR 05/15/24)	9,925	10,314,151
Series AF, 5.00%, 05/15/23	265	268,142
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)	20,410	20,644,574
Series AL 4, VRDN,0.55%, 05/15/48 (Put 11/30/22)(a)(b)	10,000	10,000,000
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,200	5,385,454
Series AO, 5.00%, 05/15/23	1,200	1,214,228

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AO, 5.00%, 05/15/24	$550	$569,762
Series AO, 5.00%, 05/15/25	1,485	1,573,506
Series AV, 5.00%, 05/15/26	205	221,868
Series AY, 5.00%, 05/15/24	770	797,667
Series AY, 5.00%, 05/15/26	495	535,731
Series I, 5.00%, 05/15/23	820	829,722
Series I, 5.00%, 05/15/24	450	466,169
Series I, 5.00%, 05/15/25	440	465,793
Series I, 5.00%, 05/15/26 (Call 05/15/25)	940	994,699
		1,335,842,464
Colorado — 0.9%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	7,500	7,682,248
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,000	1,023,801
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,070	2,081,949
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	8,725	8,914,551
5.00%, 11/15/25	1,055	1,120,868
Series A, 5.00%, 11/15/23	1,920	1,961,712
Series A, 5.00%, 11/15/24	5,190	5,413,820
Series B, 5.00%, 11/15/25 (Call 11/15/23)	1,275	1,275,533
City & County of Denver Co. GO
5.00%, 08/01/23	7,000	7,115,918
5.00%, 08/01/24	2,570	2,672,076
5.00%, 08/01/27	10	11,025
Series A, 5.00%, 08/01/26	1,500	1,623,685
Series B, 5.00%, 08/01/23	1,625	1,651,909
Series B, 5.00%, 08/01/26	14,025	15,181,457
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,040	9,778,831
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	858,796
Series B, 5.00%, 11/15/25	960	1,024,154
Series B, 5.00%, 11/15/26	500	543,564
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,970	3,970,000
Series B, 4.00%, 12/01/26 (SAW)	9,360	9,831,199
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	1,015	1,015,000
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	605	605,000
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,465	5,470,093
University of Colorado RB
VRDN,2.00%, 06/01/51 (Put 10/15/25)(b)	250	242,166
VRDN,2.00%, 06/01/51 (Put 10/15/26)(b)	250	238,806
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)	2,500	2,446,683
		93,754,844
Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority RB
Series 2010-A, VRDN,0.25%, 07/01/49
(Put 02/09/24)(b)	4,000	3,842,390
Series 2015-A, VRDN,0.38%, 07/01/35
(Put 07/12/24)(b)	3,265	3,097,553
Series 214-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)	8,300	8,264,279
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)	7,690	7,721,969
Series N, 5.00%, 11/01/29 (PR 11/01/23)	5,060	5,169,289
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,044,790
Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Clean Water Fund - State Revolving Fund RB
Series A, 5.00%, 05/01/25	$295	$311,534
Series B, 5.00%, 06/01/26	275	296,176
State of Connecticut GO
4.00%, 06/01/27	1,005	1,049,647
5.00%, 02/15/23	1,000	1,005,153
5.00%, 02/15/25	6,400	6,721,791
5.00%, 09/15/25	2,140	2,274,232
5.00%, 11/15/25	30	31,987
5.00%, 02/15/26	3,000	3,210,241
5.00%, 04/15/26	45	48,303
5.00%, 04/15/27	85	92,868
Series 2021 A, 4.00%, 01/15/27	4,575	4,762,482
Series A, 3.00%, 01/15/23	2,525	2,526,730
Series A, 4.00%, 01/15/26	4,100	4,242,219
Series A, 4.00%, 01/15/27	4,585	4,772,892
Series A, 5.00%, 01/15/23	1,510	1,514,599
Series A, 5.00%, 03/15/23	665	669,819
Series A, 5.00%, 04/15/23	2,240	2,260,894
Series A, 5.00%, 10/15/23	2,660	2,715,938
Series A, 5.00%, 03/15/24	350	360,727
Series A, 5.00%, 04/15/24	960	991,261
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,173,638
Series A, 5.00%, 01/15/25	5,925	6,212,269
Series A, 5.00%, 04/15/25	5,140	5,416,953
Series A, 5.00%, 10/15/25 (Call 10/15/23)	9,125	9,307,806
Series A, 5.00%, 01/15/26	1,260	1,346,214
Series B, 3.00%, 06/01/25	1,535	1,543,031
Series B, 4.00%, 06/01/27	8,625	9,008,163
Series B, 5.00%, 04/15/23	5,555	5,606,815
Series B, 5.00%, 05/15/23	1,010	1,021,516
Series B, 5.00%, 01/15/24	4,180	4,292,090
Series B, 5.00%, 05/15/24	3,145	3,253,435
Series B, 5.00%, 04/15/25	555	584,905
Series B, 5.00%, 05/15/25	2,550	2,691,998
Series B, 5.00%, 05/15/27 (Call 05/15/26)	80	85,923
Series C, 4.00%, 06/15/24	35	35,749
Series C, 5.00%, 06/15/23	725	734,727
Series C, 5.00%, 07/15/24	895	929,214
Series D, 5.00%, 09/15/23	12,390	12,627,019
Series D, 5.00%, 04/15/24	1,030	1,063,541
Series D, 5.00%, 07/15/24	5,560	5,772,545
Series D, 5.00%, 09/15/24	1,000	1,041,942
Series D, 5.00%, 09/15/26	735	794,939
Series D, 5.00%, 09/15/27	665	731,951
Series E, 5.00%, 09/15/23	185	188,539
Series E, 5.00%, 10/15/23	3,435	3,507,236
Series E, 5.00%, 08/15/24 (Call 08/15/23)	715	726,965
Series E, 5.00%, 10/15/24	185	193,034
Series E, 5.00%, 10/15/26	1,515	1,640,996
Series F, 5.00%, 09/15/24	3,995	4,162,557
Series F, 5.00%, 11/15/25	565	602,426
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/24 (Call 01/01/23)	425	425,874
5.00%, 10/01/24	70	73,005
5.00%, 05/01/25	200	210,777
5.00%, 01/01/26	1,750	1,868,924
5.00%, 09/01/26	20	21,623
5.00%, 05/01/27	55	60,116

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
5.00%, 07/01/27	$1,775	$1,945,859
Series A, 4.00%, 05/01/23	2,175	2,189,076
Series A, 4.00%, 05/01/24	1,475	1,504,812
Series A, 5.00%, 08/01/23	315	320,216
Series A, 5.00%, 09/01/23	1,070	1,089,774
Series A, 5.00%, 10/01/23	4,275	4,362,128
Series A, 5.00%, 01/01/24	235	241,092
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,640	1,643,373
Series A, 5.00%, 05/01/24	3,415	3,531,144
Series A, 5.00%, 08/01/24	1,355	1,408,818
Series A, 5.00%, 09/01/24	2,370	2,467,353
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	606,728
Series A, 5.00%, 01/01/25	895	936,902
Series A, 5.00%, 05/01/25	2,310	2,434,473
Series A, 5.00%, 08/01/25	195	206,523
Series A, 5.00%, 09/01/25	2,910	3,086,973
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,580,080
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	25,477
Series A, 5.00%, 01/01/26	260	277,669
Series A, 5.00%, 05/01/26	2,290	2,460,918
Series A, 5.00%, 08/01/26 (Call 08/01/25)	670	709,261
Series A, 5.00%, 01/01/27	2,085	2,265,317
Series A, 5.00%, 05/01/27	90	98,372
Series A, 5.00%, 09/01/27 (Call 09/01/26)	155	167,561
Series B, 5.00%, 10/01/23	525	535,700
Series B, 5.00%, 10/01/25	390	414,390
Series C, 5.00%, 10/01/24	450	469,320
Series C, 5.00%, 10/01/26	10,000	10,827,926
Series D, 5.00%, 11/01/24	500	522,681
Series D, 5.00%, 11/01/26	1,340	1,453,118
University of Connecticut RB
5.00%, 05/01/26	1,075	1,154,143
Series A, 5.00%, 02/15/25	1,035	1,086,131
		213,981,526
Delaware — 0.9%
County of New Castle DE GO
5.00%, 10/01/23	1,600	1,632,875
5.00%, 10/01/27 (PR 10/01/25)	10,235	10,895,249
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,322,544
5.00%, 10/01/35 (PR 10/01/25)	3,000	3,193,527
Delaware Transportation Authority RB
5.00%, 09/01/23	3,060	3,114,262
5.00%, 07/01/24	322	334,183
5.00%, 09/01/24	530	550,847
5.00%, 07/01/25	510	540,178
5.00%, 07/01/26	2,285	2,471,189
5.00%, 09/01/26	65	70,083
State of Delaware GO
5.00%, 02/01/23	340	341,447
5.00%, 01/01/25	2,645	2,775,416
5.00%, 03/01/25	13,395	14,105,408
5.00%, 02/01/26	5,000	5,365,424
5.00%, 03/01/26	40	42,994
5.00%, 01/01/27	5,475	5,979,470
5.00%, 02/01/27	5,675	6,207,781
5.00%, 07/01/28 (PR 07/01/24)	1,000	1,039,732
Series A, 5.00%, 03/01/23	2,185	2,198,980
Series A, 5.00%, 02/01/25	4,315	4,535,800
Series A, 5.00%, 01/01/26	9,245	9,904,409
Series A, 5.00%, 01/01/27	1,595	1,741,964
Security	Par (000)	Value

Delaware (continued)
Series A, 5.00%, 02/01/27	$2,940	$3,216,014
Series B, 5.00%, 07/01/23	1,555	1,577,841
Series D, 5.00%, 07/01/27 (Call 07/01/26)	1,200	1,296,926
		88,454,543
District of Columbia — 1.9%
District of Columbia GO
4.00%, 02/01/27	90	94,666
5.00%, 06/01/25	50	52,870
5.00%, 06/01/26	40	43,136
5.00%, 06/01/27	3,715	4,073,268
Series A, 5.00%, 06/01/23	2,805	2,840,635
Series A, 5.00%, 06/01/24 (Call 06/01/23)	820	829,953
Series A, 5.00%, 06/01/25	2,085	2,204,667
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	50,618
Series A, 5.00%, 10/15/25	8,845	9,422,926
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	999,943
Series A, 5.00%, 10/15/27	35	38,631
Series B, 5.00%, 06/01/23	8,295	8,400,380
Series B, 5.00%, 06/01/24	950	984,293
Series B, 5.00%, 06/01/25	85	89,878
Series B, 5.00%, 06/01/26	300	323,517
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,248,606
Series D, 4.00%, 02/01/25	5,225	5,375,287
Series D, 4.00%, 02/01/26	4,270	4,446,557
Series E, 5.00%, 02/01/24	9,400	9,666,066
Series E, 5.00%, 02/01/26	50	53,576
Series E, 5.00%, 02/01/27	7,680	8,369,321
District of Columbia RB
5.00%, 03/01/24	4,005	4,126,171
5.00%, 05/01/24	50	51,708
5.00%, 12/01/25	1,000	1,065,693
5.00%, 12/01/26	2,880	3,123,258
5.00%, 12/01/27	6,750	7,497,265
Series A, 5.00%, 12/01/23	395	404,638
Series A, 5.00%, 12/01/23 (Call 06/01/23)	3,300	3,300,000
Series A, 5.00%, 03/01/24	2,365	2,436,553
Series A, 5.00%, 12/01/24 (Call 12/01/23)	585	585,000
Series A, 5.00%, 03/01/25	605	636,951
Series A, 5.00%, 03/01/26	130	139,688
Series A, 5.00%, 03/01/27	1,685	1,845,422
Series B, 5.00%, 10/01/23	2,120	2,163,384
Series B, 5.00%, 10/01/24	13,850	14,454,760
Series B, 5.00%, 10/01/25	45	47,954
Series B, 5.00%, 10/01/26	17,240	18,732,837
Series C, 5.00%, 10/01/23	315	321,446
Series C, 5.00%, 10/01/24	11,775	12,289,155
Series C, 5.00%, 10/01/25	4,770	5,083,086
Series C, 5.00%, 05/01/26	910	981,004
Series C, 5.00%, 10/01/26	7,860	8,540,609
Series C, 5.00%, 10/01/27	345	382,008
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/44 (PR 10/01/23)	10,045	10,243,045
Series A, 5.00%, 10/01/48 (PR 10/01/23)	13,555	13,822,248
Series B, 5.00%, 10/01/25	145	154,395
Series C, 5.00%, 10/01/25 (Call 10/01/24)	675	704,104
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,015,532
Series A, 5.00%, 07/15/25	6,850	7,264,576
Series A, 5.00%, 07/15/26	500	540,419

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 07/15/27	$5,700	$6,273,714
		187,835,417
Florida — 1.7%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,050	5,427,453
Series B, 5.00%, 07/01/26	1,320	1,414,470
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	5,045	5,346,393
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	583,346
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	420	425,974
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,880	1,916,909
5.00%, 10/01/24	2,080	2,166,264
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	30	30,765
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/27	125	138,289
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	115	121,480
Florida's Turnpike Enterprise RB, Series B, 5.00%, 07/01/23	115	116,682
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/23	665	678,277
Series A, 5.00%, 10/01/26	10,255	11,096,266
Orlando-Orange County Expressway Authority RB, 5.00%, 07/01/35 (PR 07/01/23)	785	796,348
Palm Beach County School District COP, Series A, 5.00%, 08/01/23.	6,000	6,092,578
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	1,250	1,313,462
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,426,465
Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,341,976
School District of Broward County/FL COP, Series A, 5.00%, 07/01/27	650	710,518
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/23	1,250	1,268,288
Series C, 5.00%, 07/01/23	4,765	4,834,713
Series C, 5.00%, 07/01/25	5,425	5,751,588
Series C, 5.00%, 07/01/26	5,630	6,076,737
State of Florida GO
5.00%, 07/01/24	600	622,890
Series A, 5.00%, 06/01/23	20,310	20,569,032
Series A, 5.00%, 07/01/24	635	659,226
Series A, 5.00%, 06/01/26 (GTD)	3,725	4,018,298
Series A, 5.00%, 07/01/26	3,185	3,450,200
Series A, 5.00%, 06/01/27	10,505	11,532,088
Series B, 5.00%, 06/01/24	5,525	5,725,267
Series B, 5.00%, 06/01/25	10,000	10,583,896
Series B, 5.00%, 06/01/26	390	420,708
Series C, 5.00%, 06/01/23	215	217,742
Series C, 5.00%, 06/01/24	26,000	26,942,432
Series C, 5.00%, 06/01/25	2,845	3,011,118
Series C, 5.00%, 06/01/26	7,350	7,928,722
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,269,598
Series G, 5.00%, 06/01/25	1,000	1,058,390
Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	$700	$710,078
Series A, 5.00%, 07/01/24	2,005	2,079,592
		165,874,518
Georgia — 3.1%
Cherokee County Board of Education GO, 5.00%, 08/01/25 (Call 08/01/24) (SAW)	3,245	3,372,249
City of Atlanta GA, 5.00%, 12/01/27	990	1,097,641
City of Atlanta GA Airport Passenger Facility Charge RB
5.00%, 01/01/28 (Call 01/01/24)	4,000	4,088,921
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,314,683
Series F, 5.00%, 07/01/23	740	750,439
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,200	2,321,154
City of Atlanta GA GO, 5.00%, 12/01/23	1,000	1,024,599
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	5,000	5,239,205
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	30	30,667
5.75%, 11/01/26 (AGM)	2,305	2,566,985
Columbia County School District GO, 5.00%, 10/01/26 (SAW)	60	65,104
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,755,251
Forsyth County Water & Sewerage Authority RB, 5.00%, 04/01/41 (PR 04/01/25)	7,750	8,166,480
Georgia Ports Authority RB
5.00%, 07/01/25	2,500	2,649,729
5.00%, 07/01/26	2,135	2,305,928
5.00%, 07/01/27	2,095	2,304,242
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	3,000	3,036,471
5.00%, 06/01/24	2,200	2,275,799
5.00%, 06/01/25	4,890	5,163,369
5.00%, 06/01/26	4,660	5,015,601
Gwinnett County School District GO
5.00%, 02/01/25	4,000	4,204,681
5.00%, 02/01/26 (Call 02/01/25)	2,500	2,626,529
5.00%, 02/01/27 (Call 02/01/25)	1,000	1,050,034
5.00%, 08/01/27	125	138,039
Series B, 5.00%, 08/01/26	7,070	7,658,119
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/23	11,335	11,448,594
4.00%, 08/01/24	13,405	13,720,476
4.00%, 08/01/25	1,000	1,036,170
5.00%, 08/01/23	450	457,452
5.00%, 08/01/27	3,150	3,478,583
Henry County School District GO, 5.00%, 08/01/26 (SAW)	100	108,173
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/23	7,500	7,514,361
Series A, 4.00%, 07/01/25	1,870	1,933,813
Series A, 5.25%, 07/01/27 (NPFGC)	1,420	1,570,578
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/23	225	225,370
Series A, 5.00%, 01/01/26 (Call 01/01/25)	250	259,053
Series A-R, 5.00%, 01/01/23	1,000	1,001,645
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	18,370	18,951,806
Series B, 5.00%, 09/01/25	14,860	15,820,626
State of Georgia GO
4.00%, 07/01/24	10,000	10,229,114
4.00%, 07/01/25	40	41,416
5.00%, 07/01/23	10,090	10,244,668

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 07/01/24	$2,000	$2,076,617
5.00%, 07/01/26	5	5,409
5.00%, 07/01/27	21,185	23,358,570
Series A, 5.00%, 07/01/23	6,110	6,203,659
Series A, 5.00%, 07/01/25	4,885	5,180,336
Series A, 5.00%, 08/01/25	10,075	10,702,438
Series A, 5.00%, 07/01/26	3,160	3,418,612
Series A, 5.00%, 08/01/26	13,115	14,210,752
Series A1, 5.00%, 02/01/25	105	110,373
Series A-1, 5.00%, 02/01/23	4,255	4,273,824
Series A-1, 5.00%, 02/01/24	13,050	13,422,418
Series A-1, 5.00%, 08/01/24	1,755	1,825,581
Series A-1, 5.00%, 02/01/25	235	247,025
Series A-1, 5.00%, 02/01/26	490	525,812
Series A-1, 5.00%, 02/01/27	14,870	16,266,028
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	313,496
Series C1, 4.00%, 07/01/25	3,035	3,142,413
Series C-1, 5.00%, 07/01/24	1,745	1,811,848
Series E, 5.00%, 12/01/22	3,430	3,430,000
Series E, 5.00%, 12/01/23	680	696,727
Series E, 5.00%, 12/01/24	25	26,186
Series E, 5.00%, 12/01/25	6,490	6,941,483
Series E, 5.00%, 12/01/26	5,375	5,860,906
Series F, 5.00%, 01/01/23	3,345	3,352,291
Series F, 5.00%, 01/01/24	285	292,572
Series F, 5.00%, 01/01/25	6,900	7,240,215
Series F, 5.00%, 01/01/26	675	723,145
		313,922,553
Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/26	1,045	1,093,171
4.00%, 07/01/27 (Call 07/01/25)	5,335	5,495,772
Series A, 5.00%, 07/01/24	285	295,558
City & County of Honolulu HI GO
5.00%, 03/01/26	380	407,704
5.00%, 07/01/26	1,870	2,019,048
Series B, 5.00%, 03/01/25	5,020	5,279,485
Series C, 4.00%, 07/01/26	820	857,527
Series C, 5.00%, 10/01/23	435	443,829
State of Hawaii GO
4.00%, 05/01/24	45	45,903
Series EH, 5.00%, 08/01/25 (PR 08/01/23)	210	213,436
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	10,000	10,163,601
Series EH, 5.00%, 08/01/31 (PR 08/01/23)	5,000	5,080,138
Series EO, 5.00%, 08/01/24	155	161,131
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,648,739
Series EP, 5.00%, 08/01/24	800	831,641
Series EY, 5.00%, 10/01/23	4,020	4,101,597
Series EY, 5.00%, 10/01/24	6,095	6,358,909
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	520	553,105
Series FB, 5.00%, 04/01/23	9,665	9,746,419
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	4,665	5,056,536
Series FH, 5.00%, 10/01/23	640	652,991
Series FH, 5.00%, 10/01/24	1,170	1,220,660
Series FK, 5.00%, 05/01/23	190	191,999
Series FT, 5.00%, 01/01/24	2,085	2,139,497
Series FT, 5.00%, 01/01/25	585	613,116
Series FT, 5.00%, 01/01/26	5,425	5,796,983
Series FT, 5.00%, 01/01/27	2,145	2,333,100
Security	Par (000)	Value

Hawaii (continued)
Series Fw, 5.00%, 01/01/27	$465	$505,777
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	450	471,348
		74,778,720
Illinois — 2.4%
Chicago O'Hare International Airport RB
Series B, 5.00%, 01/01/23	735	736,530
Series B, 5.00%, 01/01/24	1,715	1,759,085
Series B, 5.00%, 01/01/26 (Call 01/01/25)	850	886,890
Series D, 5.00%, 01/01/24	355	364,125
Series E, 5.00%, 01/01/26	510	542,325
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	14,125,644
Illinois Finance Authority RB
4.00%, 07/01/25	2,960	3,044,578
5.00%, 07/01/24	315	326,918
5.00%, 01/01/25	250	262,119
5.00%, 01/01/26	2,065	2,206,594
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	50	51,274
5.00%, 01/01/25	5,595	5,847,686
5.00%, 01/01/26 (Call 01/01/24)	15	15,346
5.00%, 01/01/27	3,415	3,700,724
Series A, 5.00%, 12/01/22	1,445	1,445,000
Series A, 5.00%, 01/01/25	1,585	1,656,583
Series B, 5.00%, 01/01/25	3,040	3,177,295
Series B, 5.00%, 01/01/26	1,525	1,623,980
Series B, 5.00%, 01/01/27	70	75,857
Series B, 5.00%, 01/01/27 (Call 07/01/26)	10	10,707
Series D, 5.00%, 01/01/24	1,240	1,271,607
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/25	480	509,682
Series A, 5.00%, 12/01/44 (PR 12/01/24)	12,880	13,480,790
Metropolitan Water Reclamation District of Greater Chicago GOL, Series D, 5.00%, 12/01/22	340	340,000
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	534,444
Series A, 5.00%, 01/01/27	2,200	2,341,235
State of Illinois GO
5.00%, 02/01/23	8,150	8,173,067
5.00%, 03/01/23	1,400	1,405,903
5.00%, 08/01/23	325	328,495
5.00%, 02/01/24	8,400	8,548,039
5.00%, 05/01/24	3,000	3,062,427
5.00%, 02/01/25	2,025	2,082,019
5.00%, 02/01/26	6,000	6,200,671
5.50%, 05/01/24	2,745	2,820,890
5.50%, 05/01/25	2,850	2,966,832
Series A, 5.00%, 12/01/22	1,500	1,500,000
Series A, 5.00%, 03/01/23	1,000	1,004,216
Series A, 5.00%, 10/01/23	9,550	9,675,307
Series A, 5.00%, 12/01/23	1,400	1,421,609
Series A, 5.00%, 03/01/24	2,185	2,225,855
Series A, 5.00%, 11/01/24	6,045	6,204,085
Series A, 5.00%, 12/01/24	2,370	2,433,916
Series A, 5.00%, 03/01/25	1,905	1,959,815
Series A, 5.00%, 03/01/26	930	961,725
Series A, 5.25%, 05/01/23	1,000	1,007,967
Series B, 5.00%, 03/01/23	2,945	2,957,418
Series B, 5.00%, 03/01/24	1,750	1,782,721

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 09/01/24	$8,085	$8,285,909
Series B, 5.00%, 03/01/25	4,500	4,629,485
Series B, 5.00%, 03/01/26	7,190	7,435,269
Series B, 5.00%, 03/01/27	4,245	4,423,206
Series C, 4.00%, 03/01/24	4,340	4,368,656
Series D, 5.00%, 11/01/23	28,725	29,135,138
Series D, 5.00%, 11/01/24	13,105	13,449,882
Series D, 5.00%, 11/01/25	12,850	13,259,582
Series D, 5.00%, 11/01/26	12,000	12,478,223
Series D, 5.00%, 11/01/27	12,170	12,706,982
State of Illinois RB, 5.00%, 06/15/23	1,800	1,814,489
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	453,896
		241,500,712
Indiana — 0.8%
Indiana Finance Authority, 5.00%, 02/01/27	70	76,369
Indiana Finance Authority RB
5.00%, 02/01/23	205	205,890
5.00%, 02/01/24	1,470	1,512,464
5.00%, 02/01/27	2,080	2,269,262
5.00%, 02/01/27 (Call 02/01/25)	1,070	1,124,983
5.00%, 10/01/27	1,200	1,321,279
5.00%, 02/01/29 (PR 02/01/26)	3,500	3,750,287
5.00%, 02/01/30 (PR 02/01/26)	3,930	4,211,036
5.00%, 02/01/31 (PR 02/01/25)	5,000	5,250,454
5.00%, 02/01/31 (PR 02/01/26)	3,645	3,905,656
5.00%, 08/01/35 (PR 08/01/26)	9,310	10,084,454
5.00%, 08/01/37 (PR 08/01/26)	2,045	2,215,114
5.00%, 08/01/38 (PR 08/01/26)	2,395	2,594,229
Series 2, 5.00%, 10/01/23	1,000	1,019,799
Series 3, 5.00%, 10/01/25	3,275	3,482,578
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,183,959
Series A, 5.00%, 02/01/26	9,925	10,637,864
Series B, 5.00%, 02/01/23	3,580	3,595,539
Series B, 5.00%, 02/01/24	4,170	4,290,460
Series B, 5.00%, 02/01/25	2,170	2,282,447
Series B, 5.00%, 02/01/26	1,000	1,071,825
Series C, 5.00%, 12/01/23	700	717,149
Series C, 5.00%, 12/01/24	6,525	6,830,660
Series C, 5.00%, 12/01/25	980	1,047,005
Series C, 5.00%, 02/01/26	100	107,183
Series C, 5.00%, 06/01/27 (Call 12/01/26)	210	228,069
Series E, 5.00%, 02/01/27 (Call 08/01/26)	50	53,996
Indiana University RB, 3.00%, 08/01/24	335	337,408
Purdue University RB, Series EE, 5.00%, 07/01/26	100	107,970
		75,515,388
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/24	700	727,803
5.00%, 08/01/25	3,170	3,362,368
5.00%, 08/01/26	1,235	1,335,037
		5,425,208
Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission GO
4.00%, 10/01/35 (PR 10/01/25)	4,000	4,151,840
5.00%, 10/01/30 (PR 10/01/25)	2,000	2,131,273
5.00%, 10/01/31 (PR 10/01/25)	6,230	6,638,916
5.00%, 10/01/32 (PR 10/01/25)	4,605	4,907,257
5.00%, 10/01/34 (PR 10/01/25)	4,000	4,262,546
Series A, 4.00%, 10/01/23	3,000	3,036,903
Security	Par (000)	Value

Kansas (continued)
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	$5,000	$5,170,050
State of Kansas Department of Transportation RB
5.00%, 09/01/25	680	722,097
5.00%, 09/01/26 (Call 09/01/25)	1,120	1,189,031
Series A, 5.00%, 09/01/23	1,510	1,536,890
Series A, 5.00%, 09/01/24	180	187,268
Series A, 5.00%, 09/01/25 (Call 09/01/24)	335	348,469
		34,282,540
Kentucky — 0.3%
Kentucky Asset Liability Commission RB
5.00%, 09/01/23	275	279,568
5.25%, 09/01/24 (Call 09/01/23)	1,010	1,029,726
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,318,387
Kentucky State Property & Building Commission RB
Series B, 5.00%, 08/01/24	2,890	2,995,674
Series B, 5.00%, 11/01/26 (SAP)	5,190	5,600,073
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	2,000	2,141,728
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	5,000	5,279,649
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,309,787
		24,954,592
Louisiana — 0.4%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,325	3,480,811
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	5,981,225
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	750	791,134
State of Louisiana GO
4.00%, 05/15/30 (PR 05/15/23)	3,500	3,524,025
5.00%, 05/01/23	475	479,977
5.00%, 08/01/23	310	315,092
5.00%, 03/01/24	50	51,494
Series A, 5.00%, 04/01/24	2,880	2,971,597
Series A, 5.00%, 03/01/25	1,700	1,789,016
Series A, 5.00%, 04/01/25	150	158,096
Series A, 5.00%, 03/01/26	1,885	2,020,604
Series B, 5.00%, 08/01/25	4,210	4,462,132
Series B, 5.00%, 08/01/26	1,620	1,747,694
Series C, 5.00%, 08/01/23	255	259,189
Series C, 5.00%, 08/01/24	90	93,545
Series C, 5.00%, 08/01/25 (Call 08/01/24)	835	866,916
Series D-1, 5.00%, 12/01/23	1,400	1,433,741
State of Louisiana RB
5.00%, 09/01/23	5,970	6,079,438
5.00%, 09/01/25	750	796,841
5.00%, 09/01/26	1,035	1,120,164
Series A, 5.00%, 06/15/23	2,750	2,787,043
Series A, 5.00%, 06/15/30 (PR 06/15/23)	2,860	2,898,518
		44,108,292
Maine — 0.4%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,079,349
State of Maine GO
3.00%, 06/01/24	1,600	1,605,101
5.00%, 06/01/24	9,765	10,117,495
5.00%, 06/01/26	25	26,968
5.00%, 06/01/27	11,610	12,760,627

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine (continued)
Series B, 5.00%, 06/01/25	$2,465	$2,607,090
Series D, 5.00%, 06/01/23	3,000	3,038,262
Series D, 5.00%, 06/01/25	10,000	10,576,431
		41,811,323
Maryland — 5.2%
City of Baltimore MD GO, 5.00%, 10/15/23	1,385	1,413,885
City of Baltimore MD RB, 5.00%, 07/01/42 (PR 01/01/24)	1,500	1,538,882
County of Anne Arundel MD, 5.00%, 04/01/27	1,750	1,920,411
County of Anne Arundel MD GOL
5.00%, 10/01/25	5,710	6,084,785
5.00%, 04/01/26	8,300	8,933,070
5.00%, 10/01/26	6,270	6,812,929
5.00%, 10/01/27	35	38,771
County of Baltimore MD GO
5.00%, 03/01/24	3,050	3,141,897
5.00%, 03/01/26	10	10,745
5.00%, 03/01/27	2,000	2,191,256
County of Charles MD GO, 5.00%, 10/01/24	2,465	2,572,634
County of Frederick MD GO
5.00%, 10/01/24	1,110	1,158,468
Series A, 5.00%, 10/01/25	5,395	5,750,631
Series A, 5.00%, 10/01/26	3,050	3,315,266
County of Harford MD GO, Series B, 5.00%, 07/01/23	445	451,511
County of Howard MD, 5.00%, 02/15/27	1,200	1,313,633
County of Howard MD GO
Series A, 5.00%, 02/15/23	5,040	5,066,284
Series A, 5.00%, 02/15/25	1,185	1,246,664
Series A, 5.00%, 08/15/26	500	542,173
Series D, 5.00%, 02/15/26	200	214,780
County of Montgomery MD, 5.00%, 11/01/26 (PR 11/01/23)	13,350	13,644,441
County of Montgomery MD GO
4.00%, 11/01/26	10	10,498
4.00%, 11/01/27	35	37,144
4.00%, 11/01/32 (PR 11/01/24)	4,575	4,696,765
5.00%, 11/01/25	9,000	9,609,676
5.00%, 11/01/27	550	610,210
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,075,279
Series A, 5.00%, 08/01/23	10,310	10,480,731
Series A, 5.00%, 11/01/23	3,000	3,066,989
Series A, 5.00%, 11/01/24	4,685	4,897,524
Series A, 5.00%, 08/01/25	12,335	13,103,183
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	245,705
Series A, 5.00%, 11/01/26	2,095	2,280,795
Series B, 4.00%, 11/01/24	8,000	8,214,433
Series B, 5.00%, 11/01/23	3,570	3,649,717
Series B, 5.00%, 11/01/24	2,805	2,932,242
Series B, 5.00%, 11/01/25 (Call 11/01/24)	800	836,042
Series C, 5.00%, 10/01/24	10,000	10,434,821
Series C, 5.00%, 10/01/25	1,485	1,582,889
Series C, 5.00%, 10/01/26	13,390	14,554,559
County of Prince George's MD GO
5.00%, 09/15/25	360	383,280
Series A, 5.00%, 09/15/24	860	895,763
County of Prince George's MD GOL
5.00%, 07/01/23	1,750	1,775,094
5.00%, 07/15/24	2,000	2,075,808
5.00%, 07/15/25	3,455	3,666,811
Series A, 5.00%, 07/01/25	13,905	14,742,088
Series A, 5.00%, 07/15/26	2,375	2,570,405
Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	$10,000	$10,766,688
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,022,410
4.00%, 09/01/25	3,370	3,491,742
4.00%, 11/01/25 (Call 11/01/24)	175	179,439
4.00%, 09/01/26	2,610	2,729,462
5.00%, 02/15/23	3,885	3,905,341
5.00%, 09/01/23	25	25,464
5.00%, 10/01/23	4,085	4,168,595
5.00%, 12/15/23	195	199,936
5.00%, 09/01/24	405	421,919
5.00%, 10/01/24	6,715	7,008,211
5.00%, 11/01/24	2,940	3,073,928
5.00%, 09/01/25	4,715	5,017,217
5.00%, 10/01/25	200	213,184
5.00%, 12/01/25	2,690	2,877,133
5.00%, 10/01/26	290	315,222
Series A, 5.00%, 10/01/26	9,420	10,239,279
Series B, 5.00%, 12/01/23	10,000	10,243,994
Series B, 5.00%, 12/01/24	5,185	5,430,988
State of Maryland GO
4.00%, 06/01/27 (Call 06/01/24)	45	45,901
5.00%, 08/01/27	135	149,082
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,155	1,178,578
First Series, 5.00%, 06/01/23	8,215	8,320,182
First Series, 5.00%, 06/01/24	6,100	6,320,197
First Series, 5.00%, 03/15/26	2,000	2,151,329
First Series, 5.00%, 06/01/26 (Call 06/01/24)	460	476,255
First Series, 5.00%, 03/15/27	70	76,751
Second Series, 5.00%, 08/01/27	1,005	1,109,833
Second Series A, 5.00%, 08/01/24	6,300	6,551,272
Second Series A, 5.00%, 08/01/25	11,885	12,625,159
Second Series A, 5.00%, 08/01/26	10,075	10,916,761
Second Series B, 5.00%, 08/01/25	3,175	3,372,729
Series A, 5.00%, 03/01/23	5,585	5,620,874
Series A, 5.00%, 03/15/23	13,575	13,675,732
Series A, 5.00%, 08/01/23	10,050	10,218,431
Series A, 5.00%, 03/15/24	1,670	1,722,043
Series A, 5.00%, 08/01/24	2,000	2,079,769
Series A, 5.00%, 03/15/25	11,065	11,661,463
Series A, 5.00%, 08/01/25	455	483,336
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	45,282
Series A, 5.00%, 08/01/26	1,275	1,381,526
Series A, 5.00%, 03/01/27	1,000	1,095,628
Series A, 5.00%, 03/15/27	120	131,573
Series A, 5.00%, 08/01/27	10,390	11,473,800
Series B, 4.00%, 08/01/23	5,330	5,384,472
Series B, 4.00%, 08/01/25	125	129,456
Series B, 5.00%, 08/01/24	23,005	23,922,543
Series B, 5.00%, 08/01/25	21,105	22,419,350
Series B, 5.00%, 08/01/26	250	270,887
Series C, 5.00%, 08/01/23	13,130	13,350,050
Series C, 5.00%, 08/01/24	7,575	7,877,125
Washington Suburban Sanitary Commission RB
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,360	5,475,218
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,021,496
4.00%, 06/01/42 (PR 06/01/24) (GTD)	2,000	2,042,992
4.00%, 06/01/43 (PR 06/01/24) (GTD)	4,000	4,085,984
4.00%, 06/01/44 (PR 06/01/24) (GTD)	7,000	7,150,471

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 06/01/23 (GTD)	$1,055	$1,068,455
5.00%, 06/01/24	100	103,550
5.00%, 06/01/24 (GTD)	175	181,343
5.00%, 06/15/24 (GTD)	150	155,570
5.00%, 06/01/25 (GTD)	6,455	6,831,905
5.00%, 06/15/25 (GTD)	2,500	2,648,084
5.00%, 12/01/25 (GTD)	2,055	2,197,345
5.00%, 06/01/26	6,475	6,991,579
5.00%, 06/01/26 (GTD)	9,510	10,268,713
5.00%, 06/01/27 (GTD)	10,045	11,058,436
		513,640,229
Massachusetts — 4.8%
City of Boston MA GO
5.00%, 11/01/23	5,000	5,111,192
5.00%, 04/01/24	20	20,636
5.00%, 11/01/27	1,000	1,109,961
Series A, 5.00%, 11/01/24	5,000	5,228,725
Series A, 5.00%, 11/01/25	14,320	15,294,223
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,218,042
Series A, 5.00%, 11/01/26	21,645	23,573,009
SERIES D, 5.00%, 03/01/26	200	215,034
City of Cambridge MA GOL, 5.00%, 02/15/23	4,380	4,402,842
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,090,495
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	6,025	6,320,820
Commonwealth of Massachusetts GOL
3.00%, 12/01/23	2,000	2,009,451
4.00%, 07/01/26	175	182,887
5.00%, 07/01/27	7,980	8,780,632
Series A, 5.00%, 03/01/23	3,855	3,879,472
Series A, 5.00%, 07/01/23	2,355	2,389,454
Series A, 5.00%, 01/01/24	7,715	7,917,485
Series A, 5.00%, 07/01/24	215	223,134
Series A, 5.00%, 03/01/25	9,045	9,522,676
Series A, 5.00%, 07/01/25	8,120	8,608,828
Series A, 5.00%, 01/01/26	1,030	1,102,518
Series A, 5.00%, 03/01/26	3,020	3,243,102
Series A, 5.00%, 07/01/26	5,565	6,014,493
Series A, VRDN,5.00%, 06/01/44 (Put 06/01/23)(b)	905	916,407
Series B, 5.00%, 07/01/23	3,910	3,967,204
Series B, 5.00%, 08/01/23	535	543,859
Series B, 5.00%, 11/01/23	2,700	2,760,290
Series B, 5.00%, 07/01/24	6,755	7,010,573
Series B, 5.00%, 11/01/24	10,775	11,263,782
Series B, 5.00%, 07/01/25	3,155	3,344,932
Series B, 5.00%, 07/01/26	2,925	3,161,256
Series B, 5.00%, 07/01/27	3,715	4,087,726
Series B, 5.25%, 08/01/23	700	712,736
Series B, 5.25%, 09/01/23 (AGM)	400	408,128
Series B, 5.25%, 09/01/24 (AGM)	9,460	9,893,689
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,188,156
Series C, 5.00%, 04/01/23	175	176,480
Series C, 5.00%, 07/01/23 (Call 01/03/23)	1,535	1,538,092
Series C, 5.00%, 08/01/24	920	956,541
Series C, 5.00%, 10/01/24	205	213,914
Series C, 5.00%, 08/01/25	1,960	2,081,542
Series C, 5.00%, 10/01/25	6,945	7,400,845
Series C, 5.00%, 05/01/26	8,800	9,480,658
Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 05/01/27	$110	$120,664
Series C, 5.00%, 10/01/27	125	138,170
Series C, 5.50%, 12/01/22 (AMBAC)	105	105,000
Series C, 5.50%, 12/01/23 (AMBAC)	290	298,466
Series D, 5.00%, 07/01/23	360	365,267
Series D, 5.00%, 07/01/24	5,200	5,396,740
Series D, 5.00%, 04/01/25	2,015	2,125,158
Series D, 5.00%, 07/01/27	2,205	2,426,227
Series E, 3.00%, 12/01/25	285	287,172
Series E, 3.00%, 12/01/26	495	499,393
Series E, 5.00%, 11/01/23	4,580	4,682,270
Series E, 5.00%, 11/01/24	1,035	1,081,950
Series E, 5.00%, 11/01/25	1,850	1,974,785
Series E, 5.00%, 11/01/25 (AMBAC)	440	469,679
Series E, 5.00%, 11/01/26	2,100	2,283,790
Series G, 5.00%, 09/01/25	50	53,191
Series H, 5.00%, 12/01/23	10,030	10,273,726
Series H, 5.00%, 12/01/24	2,270	2,376,789
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/23	1,760	1,781,396
Series A, 5.00%, 06/01/25	4,225	4,466,441
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	7,950	8,252,041
Series A, 5.00%, 07/01/25	8,000	8,481,038
Series A, 5.00%, 07/01/26	6,070	6,555,965
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (PR 07/01/25)	1,285	1,361,036
5.25%, 07/01/23	2,420	2,459,010
Series A, 5.00%, 07/01/23	4,610	4,677,714
Series A-1, 5.00%, 07/01/24	1,295	1,344,200
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/24	190	195,356
5.00%, 02/01/25	2,780	2,922,253
5.00%, 08/01/25	14,755	15,673,892
5.00%, 02/01/27	5,915	6,470,313
5.00%, 02/01/28	200	222,898
Series 2017, 5.00%, 08/01/24	245	254,731
Massachusetts Development Finance Agency RB
5.00%, 07/15/24	20	20,800
Series A, 5.00%, 10/15/25	11,310	12,087,820
Series A, 5.00%, 10/15/26	12,945	14,116,085
Series U, 5.00%, 07/01/25	1,370	1,448,604
Massachusetts School Building Authority RB
5.00%, 11/15/24	2,005	2,095,754
Series A, 5.00%, 02/15/23	760	763,964
Series A, 5.00%, 05/15/38 (PR 05/15/23)	16,720	16,907,812
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	5,068,971
Series A, 5.00%, 05/15/43 (PR 05/15/23)	2,515	2,543,741
Series A, 5.00%, 11/15/45 (PR 11/15/25)	12,960	13,830,286
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,350	16,460,577
Series C, 5.00%, 08/15/24	725	753,816
Series C, 5.00%, 08/15/25	265	281,300
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,404,078
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,277,832
Series A, 5.00%, 05/01/41 (PR 05/01/25)
(ST HGR ED INTERCEPT PROG)	2,960	3,124,476
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	4,067,162

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series D, 5.00%, 05/01/41 (PR 05/01/25)
(ST INTERCEPT)	$4,515	$4,765,882
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	9,885	10,751,840
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/24	10	10,262
5.00%, 01/01/27	4,970	5,409,843
Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(a)(b)	3,500	3,506,909
Massachusetts Water Resources Authority
5.00%, 08/01/24	55	57,139
5.00%, 08/01/24 (ETM)	115	119,415
5.00%, 08/01/26	255	276,027
5.00%, 08/01/26 (ETM)	745	804,535
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	105	109,118
5.00%, 08/01/25	1,160	1,231,317
5.00%, 08/01/31 (PR 08/01/24)	2,195	2,283,277
5.00%, 08/01/37 (PR 08/01/26)	1,250	1,352,161
Series B, 5.00%, 08/01/23	1,625	1,651,369
Series B, 5.00%, 08/01/24	3,280	3,407,550
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,495,184
Series B, 5.25%, 08/01/25 (AGM)	825	881,215
Series C, 5.00%, 08/01/23	235	238,813
Series C, 5.00%, 08/01/23 (ETM)	25	25,392
Series C, 5.00%, 08/01/24	1,440	1,495,998
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,817,291
Series C, VRDN,5.00%, 08/01/40 (PR 08/01/26)	16,040	17,350,935
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	7,114,707
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,000	2,089,579
Series 2021-1, 5.00%, 11/01/23	4,195	4,287,523
Series 2021-1, 5.00%, 11/01/24	175	182,771
		480,611,772
Michigan — 0.9%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	390	411,390
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	605	648,938
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/23)	16,910	17,079,455
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	7,410	7,668,164
5.00%, 07/01/27 (Call 07/01/24) (NPFGC)	2,000	2,069,680
5.00%, 10/01/27 (Call 10/01/26)	10,125	10,990,183
Series B, 5.00%, 10/01/23	3,500	3,571,333
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,668,374
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	346,830
Michigan State Building Authority RB
5.00%, 10/15/27	700	767,925
Series I, 5.00%, 04/15/23	1,425	1,437,709
Series I, 5.00%, 04/15/24	550	567,083
Series I, 5.00%, 04/15/25	1,000	1,054,826
Series I, 5.00%, 04/15/26	1,155	1,240,558
Michigan State University RB, 5.00%, 08/15/26	2,430	2,633,172
State of Michigan GO, Series A, 5.00%, 12/01/22	1,040	1,040,000
State of Michigan RB
5.00%, 03/15/23	500	503,493
5.00%, 03/15/24	3,725	3,834,861
5.00%, 03/15/25	1,305	1,373,264
5.00%, 03/15/26	8,130	8,726,553
Security	Par (000)	Value

Michigan (continued)
5.00%, 03/15/27	$7,160	$7,823,164
State of Michigan Trunk Line Revenue RB
Series A, 5.00%, 11/15/23	800	818,065
Series A, 5.00%, 11/15/24	1,000	1,045,848
University of Michigan RB
Series A, 5.00%, 04/01/23	125	126,053
Series A, 5.00%, 04/01/23 (ETM)	215	216,725
Series A, 5.00%, 04/01/24	940	970,021
Series A, 5.00%, 04/01/25	3,500	3,688,901
Series A, 5.00%, 04/01/26	5,260	5,655,971
Series B, VRDN,1.85%, 04/01/28 (Put 12/07/22)(a)(b)	3,900	3,900,000
Series C, VRDN,4.00%, 04/01/49 (Put 01/01/24)(a)(b)	1,000	1,009,783
		92,888,322
Minnesota — 2.1%
City of Minneapolis MN GO
3.00%, 12/01/23	480	482,410
4.00%, 12/01/24	1,665	1,710,131
4.00%, 12/01/26	2,235	2,347,514
County of Hennepin MN GO
5.00%, 12/01/25	2,460	2,631,132
Series B, 5.00%, 12/15/26	1,560	1,699,793
Series C, 5.00%, 12/15/26	5,365	5,845,761
Metropolitan Council GO
Series B, 5.00%, 12/01/22	10,000	10,000,000
Series B, 5.00%, 12/01/23	4,565	4,673,654
Series B, 5.00%, 12/01/24	24,940	26,093,403
Series B, 5.00%, 12/01/25	5,180	5,538,806
Series C, 5.00%, 03/01/26	200	214,904
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,060	3,138,659
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	3,685	3,708,208
State of Minnesota GO
4.00%, 08/01/27 (Call 08/01/26)	3,835	4,018,741
5.00%, 08/01/23	5,100	5,184,454
5.00%, 08/01/24	10,210	10,615,523
5.00%, 09/01/24	7,085	7,379,741
5.00%, 08/01/26	950	1,027,937
5.00%, 08/01/27	7,535	8,303,578
5.00%, 09/01/27	75	82,811
5.00%, 10/01/27	2,105	2,326,775
Series A, 5.00%, 08/01/23	1,650	1,677,324
Series A, 5.00%, 08/01/24	290	301,519
Series A, 5.00%, 08/01/25	8,805	9,341,658
Series A, 5.00%, 09/01/25	10,000	10,627,282
Series A, 5.00%, 08/01/26	3,170	3,429,081
Series A, 5.00%, 09/01/26	14,130	15,308,428
Series A, 5.00%, 08/01/27	25	27,550
Series B, 5.00%, 08/01/23	395	401,541
Series B, 5.00%, 09/01/24	5,000	5,208,003
Series B, 5.00%, 08/01/25	25	26,530
Series B, 5.00%, 09/01/25	5,000	5,315,009
Series D, 5.00%, 08/01/23	6,255	6,358,581
Series D, 5.00%, 08/01/24	9,330	9,700,571
Series D, 5.00%, 10/01/24	1,630	1,700,876
Series D, 5.00%, 08/01/25	4,300	4,562,082
Series D, 5.00%, 08/01/26	3,640	3,937,494
Series D, 5.00%, 10/01/26	150	162,760
Series E, 3.00%, 08/01/24	3,500	3,525,726
Series F, 5.00%, 10/01/23	8,625	8,800,784

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota RB
5.00%, 08/01/25	$55	$58,381
5.00%, 10/01/27	20	22,069
Series B, 5.00%, 12/01/25	6,365	6,796,397
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	5,635	5,778,025
		210,091,606
Mississippi — 0.1%
State of Mississippi GO
5.00%, 10/01/33 (PR 10/01/27)	4,000	4,409,975
Series A, 5.00%, 10/01/26	65	70,505
Series A, 5.00%, 10/01/27	225	248,061
Series B, 5.00%, 09/01/23	1,275	1,298,563
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,000	1,086,439
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,020	2,195,219
Series C, 5.00%, 10/01/24	495	516,524
Series C, 5.00%, 10/01/26 (Call 10/01/25)	155	164,826
		9,990,112
Missouri — 1.3%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,612,146
Metropolitan St Louis Sewer District RB
Series A, 5.00%, 05/01/25	525	554,299
Series A, 5.00%, 05/01/26	3,705	3,990,315
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	12,000	12,274,543
5.00%, 05/01/25	16,465	17,411,721
5.00%, 11/01/25	4,775	5,105,407
5.00%, 05/01/26	15,000	16,179,562
5.00%, 05/01/27	15,000	16,489,324
Series A, 5.00%, 05/01/23	1,720	1,738,595
Series A, 5.00%, 05/01/24	9,905	10,250,272
Series A, 5.00%, 05/01/26	12,710	13,718,999
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,575	1,626,564
Series B, 5.00%, 05/01/23	650	657,027
Series S, 5.00%, 05/01/23	395	399,270
Missouri State Board of Public Buildings RB, Series B, 5.00%, 10/01/24	15,000	15,638,526
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	540	553,998
		127,200,568
Nebraska — 0.1%
City of Omaha NE Sewer Revenue RB, Series A, 4.00%, 04/01/23	1,685	1,693,635
Nebraska Public Power District RB
5.00%, 01/01/27	775	838,909
Series C, 5.00%, 01/01/24	5,610	5,757,238
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	1,100	1,177,624
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,538,543
		13,005,949
Nevada — 1.5%
Clark County School District GOL
5.00%, 06/15/25	6,875	7,264,874
5.00%, 06/15/27	5,245	5,717,354
Series A, 5.00%, 06/15/23	735	744,703
Series A, 5.00%, 06/15/23	3,335	3,379,029
Series A, 5.00%, 06/15/24	490	507,520
Series B, 5.00%, 06/15/23	1,565	1,585,661
Series B, 5.00%, 06/15/26	7,835	8,425,082
Security	Par (000)	Value

Nevada (continued)
Series D, 5.00%, 06/15/23	$9,595	$9,721,673
Series D, 5.00%, 06/15/24	200	207,151
County of Clark Department of Aviation RB
5.00%, 07/01/23	1,675	1,697,948
5.00%, 07/01/24	1,615	1,672,029
5.00%, 07/01/26	2,030	2,181,011
Series A, 5.00%, 07/01/23	4,505	4,566,721
County of Clark NV GOL
5.00%, 06/01/23	5,810	5,883,522
5.00%, 11/01/37 (PR 11/01/23)	5,000	5,107,993
5.00%, 11/01/38 (PR 11/01/23)	3,520	3,596,027
Series A, 5.00%, 06/01/24	150	155,370
Series A, 5.00%, 11/01/24	1,030	1,076,527
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	16,316,245
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,667,537
County of Clark NV RB
5.00%, 07/01/23	1,470	1,491,165
5.00%, 07/01/26	1,465	1,576,571
County of Washoe NV GOL
5.00%, 07/01/26	5,045	5,434,577
5.00%, 07/01/27	1,535	1,683,450
Las Vegas Valley Water District GOL
5.00%, 06/01/24	3,715	3,845,771
Series A, 5.00%, 06/01/25	13,270	14,015,137
Series A, 5.00%, 06/01/26	9,825	10,578,143
Series B, 5.00%, 06/01/24	3,000	3,105,603
Series C, 5.00%, 06/01/23	7,895	7,993,335
Series C, 5.00%, 06/01/25	8,705	9,193,803
State of Nevada GOL
5.00%, 11/01/23	3,000	3,065,070
5.00%, 05/01/26	120	129,119
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	52,718
Series B, 5.00%, 11/01/26 (Call 05/01/25)	255	268,986
Series D, 5.00%, 04/01/24	1,980	2,041,657
Series D, 5.00%, 04/01/25	135	142,161
Series D, 5.00%, 04/01/27 (Call 04/01/25)	155	163,186
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,715	2,840,561
5.00%, 12/01/25	265	282,961
		149,377,951
New Hampshire — 0.1%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	2,810	3,007,159
Series D, 5.00%, 12/01/24	10,000	10,472,430
		13,479,589
New Jersey — 4.4%
County of Monmouth NJ GO
5.00%, 01/15/26	7,125	7,643,466
5.00%, 01/15/28	4,620	5,149,579
Series B, 5.00%, 01/15/26	4,000	4,291,068
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,705	2,707,732
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/24 (GTD)	1,500	1,570,864
New Jersey Economic Development Authority
5.00%, 11/01/27	1,235	1,336,989
5.50%, 06/15/32 (PR 12/15/26)	5,000	5,555,370
New Jersey Economic Development Authority RB 5.00%, 06/15/23	650	657,850

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
5.00%, 06/15/26	$3,000	$3,187,412
5.00%, 03/01/27 (Call 03/01/23)	5,000	5,031,364
5.00%, 06/15/31 (PR 06/15/27)	1,500	1,648,508
5.00%, 06/15/32 (PR 06/15/27)	1,000	1,099,005
Series B, 5.00%, 11/01/23 (SAP)	14,490	14,767,298
Series B, 5.00%, 11/01/25	5,700	6,010,559
Series B, 5.00%, 11/01/26 (SAP)	2,750	2,937,823
Series D, 5.00%, 06/15/25	1,000	1,047,931
Series II, 5.00%, 03/01/23 (Call 12/27/22)	500	501,941
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	6,102,121
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,707,289
Series NN, 5.00%, 03/01/23	2,570	2,584,514
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	2,875	2,889,435
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	9,160	9,203,769
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	1,195	1,200,423
Series NN, 5.00%, 03/01/28 (PR 03/01/23)	4,950	4,981,051
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,500	1,596,518
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	710	726,447
Series XX, 5.00%, 06/15/23 (SAP)	1,710	1,730,651
Series XX, 5.00%, 06/15/25	3,000	3,143,792
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	1,640	1,742,532
5.00%, 03/01/27	18,885	20,730,809
Series A, 5.00%, 07/01/25	4,565	4,850,401
Series B, 5.00%, 07/01/23	235	238,561
Series B, 5.00%, 07/01/25	2,205	2,342,855
Series B, 5.00%, 07/01/26	340	368,553
Series C, 5.00%, 03/01/24	450	464,064
Series C, 5.00%, 03/01/26	6,770	7,289,849
New Jersey Transportation Trust Fund Authority RB
0.00%, 12/15/27 (BHAC-CR MBIA)(c)	15,375	13,075,693
5.00%, 12/15/24	4,610	4,789,863
5.00%, 12/15/25	6,130	6,476,853
Series A, 0.00%, 12/15/23(c)	2,525	2,436,860
Series A, 0.00%, 12/15/26(c)	765	655,759
Series A, 5.00%, 06/15/23	20,425	20,664,017
Series A, 5.00%, 12/15/23	1,155	1,179,463
Series A, 5.00%, 06/15/24	13,080	13,491,702
Series A, 5.00%, 06/15/25	3,400	3,562,964
Series A, 5.00%, 06/15/26	1,045	1,110,282
Series A, 5.00%, 12/15/26	1,030	1,102,313
Series A, 5.00%, 12/15/27	3,500	3,795,500
Series A, 5.25%, 12/15/22	700	700,697
Series A, 5.50%, 12/15/22	11,490	11,502,461
Series A, 5.50%, 12/15/23	9,185	9,426,069
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,032,080
Series A-1, 5.00%, 06/15/24	2,095	2,160,942
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	1,320	1,394,833
Series AA, 5.00%, 06/15/23	2,235	2,261,992
Series AA, 5.00%, 06/15/24	15,000	15,462,996
Series AA, 5.00%, 06/15/26 (Call 06/15/23)	480	484,755
Series B, 5.00%, 06/15/27	2,580	2,778,193
Series B, 5.25%, 12/15/22 (AMBAC)	100	100,100
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,181,347
Series C, 0.00%, 12/15/24 (AMBAC)(c)	1,175	1,093,770
Series C, 0.00%, 12/15/25 (AMBAC)(c)	17,240	15,435,636
Series C, 0.00%, 12/15/26 (AMBAC)(c)	975	837,428
Series D, 5.00%, 12/15/23	2,335	2,384,455
Series D, 5.00%, 12/15/24	475	493,533
Series D, 5.25%, 12/15/23	5,660	5,794,216
Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB
5.00%, 01/01/27	$2,950	$3,199,189
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,745,589
Series B, 5.00%, 01/01/23	4,445	4,453,519
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,660	2,665,601
Series B, 5.00%, 01/01/25 (PR 01/01/23)	1,990	1,994,190
Series B, 5.00%, 01/01/26 (PR 01/01/23)	6,015	6,027,666
Series B, 5.00%, 01/01/27 (PR 01/01/23)	8,655	8,673,225
Series B, 5.00%, 01/01/28 (PR 01/01/23)	5,200	5,210,950
Series C, 5.00%, 01/01/25	3,160	3,303,367
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,040	1,098,278
State of New Jersey GO
2.00%, 06/01/24	4,810	4,735,617
4.00%, 06/01/27 (Call 06/01/23)	3,000	3,013,836
5.00%, 06/01/26 (Call 06/01/25)	350	368,891
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,487,238
Series A, 4.00%, 06/01/23	30,235	30,446,630
Series A, 5.00%, 06/01/24	8,120	8,393,712
Series A, 5.00%, 06/01/25	24,945	26,308,581
Series A, 5.00%, 06/01/26	13,640	14,657,253
Series A, 5.00%, 06/01/27	11,755	12,857,352
Series T, 5.00%, 06/01/23	25	25,298
		437,571,147
New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/23	720	729,075
5.00%, 06/15/26	2,500	2,697,041
5.00%, 06/15/27 (Call 06/15/24)	5,165	5,344,135
Series A, 5.00%, 06/15/23	5,805	5,883,507
Series A, 5.00%, 06/15/24	6,695	6,940,535
Series A, 5.00%, 06/15/25	2,455	2,594,221
Series A, 5.00%, 06/15/26	2,325	2,500,104
Series E, 5.00%, 06/15/24	1,845	1,912,664
State of New Mexico GO
5.00%, 03/01/24	225	231,639
5.00%, 03/01/25	18,290	19,235,416
Series A, 5.00%, 03/01/24	1,050	1,080,982
Series B, 5.00%, 03/01/23	275	276,711
Series B, 5.00%, 03/01/24	555	571,376
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	1,370	1,389,645
5.00%, 07/01/24	4,800	4,977,818
5.00%, 07/01/25	4,505	4,766,942
5.00%, 07/01/26	5,000	5,393,196
Series A, 5.00%, 07/01/26	5,060	5,457,914
Series B, 4.00%, 07/01/23	2,455	2,476,151
		74,459,072
New York — 12.6%
Battery Park City Authority RB
Series A, 5.00%, 11/01/23	985	1,006,995
Series A, 5.00%, 11/01/25 (Call 11/01/23)	2,000	2,044,477
Series D-2, VRDN,1.97%, 11/01/38 (Put 12/07/22)(a)(b)	4,555	4,555,000
City of New York NY GO
3.00%, 08/01/26	50	50,584
5.00%, 09/01/26	1,245	1,347,443
5.00%, 08/01/27	1,080	1,185,684
5.00%, 11/01/27	16,000	17,642,845
Series 1, 5.00%, 08/01/23	2,270	2,307,137
Series 1, 5.00%, 08/01/24	850	883,760
Series 1, 5.00%, 08/01/25	895	949,075

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series 1, 5.00%, 08/01/26	$2,480	$2,679,983
Series 2015-A, 5.00%, 08/01/23	310	315,072
Series A, 5.00%, 08/01/23	4,870	4,949,673
Series A, 5.00%, 08/01/24	1,815	1,887,088
Series A, 5.00%, 08/01/25	4,135	4,384,832
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,665	1,725,054
Series A-1, 5.00%, 08/01/23	3,015	3,064,326
Series A-1, 5.00%, 08/01/25	2,255	2,391,245
Series A-1, 5.00%, 08/01/26	3,480	3,760,622
Series A-1, 5.00%, 08/01/27	12,675	13,915,326
Series A-2015, 5.00%, 08/01/24	4,975	5,172,598
Series B, 5.00%, 08/01/23 (Call 01/03/23)	475	475,948
Series B, 5.00%, 08/01/24 (Call 08/01/23)	115	115,222
Series B-1, 5.00%, 08/01/24	20,865	21,693,720
Series B-1, 5.00%, 08/01/25	365	387,053
Series B-1, 5.00%, 10/01/25	675	718,163
Series B-1, 5.00%, 08/01/26	145	156,693
Series B-1, 5.00%, 08/01/27	2,205	2,420,773
Series C, 5.00%, 08/01/23	19,220	19,534,441
Series C, 5.00%, 08/01/24	26,235	27,270,938
Series C, 5.00%, 08/01/25	7,660	8,122,809
Series C, 5.00%, 08/01/26	3,170	3,425,625
Series C-1, 5.00%, 08/01/23	1,710	1,737,976
Series C-1, 5.00%, 08/01/24	5,315	5,526,102
Series C-1, 5.00%, 08/01/25	6,120	6,489,764
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,195	5,216,148
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,180	1,184,646
Series E, 5.00%, 08/01/23	5,260	5,346,054
Series E, 5.00%, 08/01/24	2,475	2,573,303
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,850	1,857,284
Series E, 5.00%, 08/01/25	6,480	6,871,515
Series E, 5.00%, 08/01/25 (Call 02/01/23)	245	245,982
Series E, 5.00%, 08/01/26	955	1,032,010
Series F-1, 5.00%, 06/01/25	995	1,051,613
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,032,116
Series G, 5.00%, 08/01/23	5,140	5,224,091
Series I, 5.00%, 08/01/23 (Call 01/03/23)	350	350,699
Series I, 5.00%, 08/01/24 (Call 08/01/23)	1,510	1,512,916
Series J, 5.00%, 08/01/23	3,025	3,074,490
Series J, 5.00%, 08/01/24	580	603,037
Series J, 5.00%, 08/01/24 (Call 08/01/23)	3,265	3,317,329
Series J, 5.00%, 08/01/26	600	648,383
Series J-10, 5.00%, 08/01/26	720	778,060
Series J-4, 5.00%, 08/01/24	1,825	1,897,486
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,415,153
Series F-1, 5.00%, 03/01/26	3,920	4,203,263
Series F-1, 5.00%, 03/01/27	2,675	2,915,058
County of Westchester NY GOL
Series A, 5.00%, 10/15/23	7,395	7,557,594
Series A, 5.00%, 10/15/24	7,650	8,000,781
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	260	267,251
Series A, 5.00%, 02/15/25	1,810	1,897,832
Series A, 5.00%, 02/15/26	510	544,608
Long Island Power Authority RB
0.00%, 12/01/26 (AGM)(c)	1,500	1,333,043
1.00%, 09/01/25 (Call 09/01/23)	8,075	7,383,091
Series A, 5.00%, 09/01/26	810	876,650
Series B, VRDN,0.85%, 09/01/50 (Put 09/01/25)(a)(b)	7,000	6,375,795
Security	Par (000)	Value

New York (continued)
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)(b)	$390	$354,258
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	1,425	1,376,027
Metropolitan Transportation Authority RB
5.00%, 11/15/26	12,795	13,434,808
Series A, 5.00%, 11/15/23 (Call 12/01/22)	2,820	2,820,000
Series A-1, 5.00%, 11/15/24	2,000	2,057,311
Series A2, 5.00%, 11/15/25	4,850	5,008,661
Series A-2, 5.00%, 11/15/23	1,265	1,284,016
Series B, 5.00%, 11/15/23	3,135	3,182,127
Series B, 5.00%, 11/15/24	1,600	1,645,849
Series B, 5.00%, 11/15/25	2,275	2,362,553
Series C, 5.00%, 11/15/23	4,800	4,872,156
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,274,369
Series C-1, 5.00%, 11/15/23	565	573,493
Series C-1, 5.00%, 11/15/24	13,600	13,989,713
Series C-1, 5.00%, 11/15/25	3,530	3,672,503
Series C-1, 5.00%, 11/15/26	9,430	9,900,923
Series D, 5.00%, 11/15/27 (Call 11/15/26)	1,300	1,353,824
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(b)	5,000	5,131,861
Series F, 5.00%, 11/15/24	1,000	1,028,655
Series F, 5.00%, 11/15/24 (Call 11/15/23)	5,965	5,971,281
Series F, 5.00%, 11/15/25	1,880	1,955,894
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,072,280
New York City Municipal Water Finance Authority RB 5.00%, 06/15/25	415	439,267
VRDN,1.00%, 06/15/49 (Put 12/01/22)(a)(b)	10,000	10,000,000
VRDN,1.85%, 06/15/51 (Put 12/07/22)(a)(b)	7,355	7,355,000
Series AA-2, 5.00%, 06/15/23	2,190	2,219,495
Series BB2, 4.00%, 06/15/24	1,980	2,024,482
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,850	7,017,712
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	470	490,896
Series CC, VRDN,1.88%, 06/15/41 (Put 12/07/22)(a)(b)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	1,735	1,736,540
Series CC-2, 5.00%, 06/15/25	825	873,242
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	2,255	2,409,634
Series DD, 5.00%, 06/15/25	8,030	8,499,558
Series DD, 5.00%, 06/15/26	13,115	14,153,280
Series DD, VRDN,1.00%, 06/15/43 (Put 12/01/22)(a)(b)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	1,020	1,020,906
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	1,005	1,029,190
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/23 (SAW)	10	10,150
5.00%, 07/15/23 (ETM) (SAW)	205	208,159
5.00%, 07/15/24 (SAW)	150	155,613
5.00%, 07/15/25 (SAW)	125	132,435
5.00%, 07/15/26 (SAW)	400	432,048
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,686,527
Series 2018, 5.00%, 07/15/23	330	334,881
Series 2019, 5.00%, 07/15/23	480	487,217
Series S, 4.00%, 07/15/24 (SAW)	310	316,974
Series S-1, 5.00%, 07/15/24 (SAW)	2,650	2,753,947
Series S-1, 5.00%, 07/15/25 (SAW)	135	143,315
Series S-3, 5.00%, 07/15/24 (SAW)	1,270	1,317,523
Series S-3, 5.00%, 07/15/25 (SAW)	710	752,230
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/23	2,805	2,851,636
5.00%, 08/01/23 (ETM)	520	527,816

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/25	$550	$569,893
5.00%, 11/01/23	8,175	8,358,293
5.00%, 05/01/24	400	413,604
5.00%, 11/01/24	22,020	23,018,885
5.00%, 02/01/25	340	357,251
5.00%, 08/01/25	1,915	2,033,243
5.00%, 11/01/25	2,045	2,182,345
5.00%, 11/01/26	26,290	28,590,872
5.00%, 11/01/26 (Call 05/01/24)	6,800	7,013,042
5.00%, 08/01/27	3,020	3,329,437
5.00%, 11/01/27	14,930	16,535,375
Series A-1, 5.00%, 08/01/23	5,320	5,408,451
Series A-1, 5.00%, 05/01/24	3,395	3,510,464
Series A-1, 5.00%, 08/01/24	7,050	7,330,013
Series A-1, 5.00%, 08/01/25	1,185	1,258,168
Series A-1, 5.00%, 11/01/25	3,125	3,334,879
Series A-1, 5.00%, 11/01/26	10,285	11,185,132
Series A-4, VRDN,1.00%, 08/01/45 (Put 11/30/22)(a)(b)	15,000	15,000,000
Series C, 5.00%, 11/01/23	1,725	1,763,676
Series C, 5.00%, 11/01/24	190	198,619
Series C, 5.00%, 11/01/25	1,340	1,429,996
Series C, 5.00%, 11/01/25 (Call 05/01/25)	910	959,253
Series C, 5.00%, 11/01/26	95	103,314
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,555	1,638,790
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,420	3,640,772
Series D-S, 5.00%, 11/01/23	305	311,838
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	460	461,759
New York City Water & Sewer System RB
5.00%, 06/15/26 (PR 06/15/25)	5	5,291
Series BB2, 4.00%, 06/15/23	1,060	1,069,009
Series DD, 5.00%, 06/15/23	1,000	1,013,468
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	4,905	5,123,075
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	155	155,000
New York Power Authority RB
5.00%, 11/15/24 (AGM)	1,420	1,483,722
5.00%, 11/15/25 (AGM)	1,450	1,549,030
New York State Dormitory Authority RB
5.00%, 03/15/25	5,755	6,062,600
5.00%, 10/01/25	2,075	2,217,647
5.00%, 02/15/26	3,450	3,700,557
5.00%, 02/15/26 (ETM)	395	423,076
5.00%, 02/15/27	210	229,536
5.00%, 02/15/27 (ETM)	4,290	4,686,610
5.00%, 03/15/27 (PR 03/15/24)	12,800	13,205,760
Series 1, 5.00%, 03/15/25	1,830	1,926,602
Series 2015, 5.00%, 03/15/26 (PR 09/15/25)	1,295	1,377,343
Series 2015 B-A, 5.00%, 03/15/23	815	821,024
Series A, 4.00%, 12/15/22	1,205	1,205,720
Series A, 5.00%, 12/15/22	1,040	1,040,953
Series A, 5.00%, 02/15/23	3,990	4,010,793
Series A, 5.00%, 03/15/23	26,360	26,554,812
Series A, 5.00%, 10/01/23 (SAW)	265	270,423
Series A, 5.00%, 12/15/23 (PR 12/15/22)	3,965	3,968,625
Series A, 5.00%, 02/15/24	2,975	3,060,541
Series A, 5.00%, 03/15/24	22,595	23,301,534
Series A, 5.00%, 03/15/24 (PR 03/15/23)	750	755,450
Series A, 5.00%, 07/01/24	2,010	2,079,080
Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/24 (PR 07/01/23)	$500	$507,228
Series A, 5.00%, 10/01/24 (SAW)	435	453,914
Series A, 5.00%, 12/15/24 (PR 12/15/22)	1,530	1,531,460
Series A, 5.00%, 02/15/25	485	509,530
Series A, 5.00%, 02/15/25 (PR 02/15/24)	4,385	4,511,083
Series A, 5.00%, 03/15/25	11,250	11,863,333
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,640	1,651,917
Series A, 5.00%, 03/15/25 (PR 03/15/24)	250	257,668
Series A, 5.00%, 12/15/25 (PR 12/15/22)	15,780	15,795,059
Series A, 5.00%, 03/15/26	5,840	6,274,303
Series A, 5.00%, 03/15/26 (PR 03/15/25)	2,015	2,121,368
Series A, 5.00%, 03/15/27	15,150	16,601,748
Series A, 5.00%, 03/15/28 (PR 03/15/23)	215	216,562
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	12,064,003
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,010	5,082,424
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,072,663
Series A, VRDN,5.00%, 07/01/43 (PR 07/01/23)	7,900	8,014,202
Series B, 5.00%, 02/15/23	10,275	10,327,730
Series B, 5.00%, 02/15/24	1,045	1,076,053
Series B, 5.00%, 02/15/25	270	284,294
Series C, 5.00%, 03/15/23	7,115	7,167,970
Series C, 5.00%, 03/15/24	15,890	16,382,088
Series C, 5.00%, 03/15/25	2,260	2,379,301
Series C, 5.00%, 03/15/25 (PR 03/15/24)	900	928,530
Series C, 5.00%, 03/15/26	480	515,711
Series C, 5.00%, 03/15/27	4,565	4,995,622
Series D, 5.00%, 02/15/23	14,810	14,888,991
Series D, 5.00%, 02/15/24	7,650	7,874,463
Series D, 5.00%, 02/15/25	6,955	7,319,864
Series D, 5.00%, 02/15/26	2,950	3,164,245
Series E, 5.00%, 02/15/23	2,740	2,754,402
Series E, 5.00%, 03/15/23	1,575	1,586,793
Series E, 5.00%, 03/15/24	15,205	15,678,748
Series E, 5.00%, 02/15/25	2,850	3,000,884
Series E, 5.00%, 03/15/25	300	316,070
Series E, 5.00%, 03/15/26	10,600	11,388,204
Series E, 5.00%, 03/15/26 (Call 09/15/25)	3,060	3,240,939
New York State Environmental Facilities Corp. RB
4.00%, 06/15/26	25	26,210
5.00%, 06/15/24	400	414,608
5.00%, 06/15/25	8,710	9,245,773
5.00%, 09/15/25 (Call 03/15/25)	1,585	1,668,633
5.00%, 06/15/26 (Call 06/15/24)	415	429,711
5.00%, 06/15/27	6,810	7,520,905
Series A, 5.00%, 06/15/23	3,260	3,304,788
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	500	525,950
Series A-1, 5.00%, 03/15/23	5,495	5,535,616
Series A-1, 5.00%, 03/15/25	4,935	5,194,271
Series A-1, 5.00%, 03/15/26	5,025	5,393,718
Series J, 5.00%, 01/01/24	740	758,224
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,545	2,603,016
Series K, 5.00%, 01/01/23	165	165,323
Series K, 5.00%, 01/01/24	390	399,604
Series L, 5.00%, 01/01/23	2,105	2,109,121
Series L, 5.00%, 01/01/24	120	122,955
Series L, 5.00%, 01/01/26	1,150	1,225,692
New York State Urban Development Corp. RB
5.00%, 03/15/24	8,175	8,428,712
5.00%, 03/15/25	6,365	6,692,153

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/25 (ETM)	$25	$26,291
5.00%, 03/15/25 (PR 03/15/24)	130	133,987
5.00%, 03/15/26	33,230	35,655,144
5.00%, 03/15/27	3,965	4,325,525
5.00%, 09/15/27	25,070	27,594,012
Series A, 5.00%, 03/15/23	13,810	13,912,077
Series A, 5.00%, 03/15/24	18,950	19,538,115
Series A, 5.00%, 03/15/25	830	872,661
Series A, 5.00%, 03/15/26	4,740	5,080,077
Series A-2, 5.50%, 03/15/23 (NPFGC)	185	186,629
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	3,978,120
Series C, 5.00%, 03/15/23	490	493,622
Series C, 5.00%, 03/15/24 (PR 03/15/23)	11,260	11,341,819
Series C-1, 5.00%, 03/15/26	980	1,050,311
Series C-1, 5.00%, 03/15/27	11,295	12,322,018
Series D, 5.00%, 03/15/23	450	453,326
Series D, 5.00%, 03/15/24 (PR 03/15/23)	6,925	6,971,315
Series E, 5.00%, 03/15/23	14,975	15,085,688
Series E, 5.00%, 03/15/24	3,955	4,077,744
Series E, 5.00%, 03/15/24 (PR 03/15/23)	1,940	1,954,097
Series E, 5.00%, 03/15/25	5,175	5,440,989
Series E, 5.00%, 03/15/26	10,000	10,717,462
Series E, 5.00%, 03/15/26 (PR 03/15/23)	5,215	5,252,894
Port Authority of New York & New Jersey RB
4.00%, 12/01/22	400	400,000
4.00%, 12/01/23	1,335	1,353,582
4.00%, 12/01/25	355	367,751
4.00%, 12/01/26	415	433,326
4.00%, 12/01/27	665	701,278
5.00%, 05/01/23	1,000	1,010,312
Series 179, 5.00%, 12/01/22	1,160	1,160,000
Series 179, 5.00%, 12/01/23	220	225,214
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,065	1,090,349
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	175	184,094
Series 194, 5.00%, 10/15/25	1,050	1,115,314
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	260	275,877
Series 205, 5.00%, 11/15/24	635	663,619
Series 205, 5.00%, 11/15/25	1,220	1,297,953
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	4,830	4,935,133
Series A, 5.00%, 10/15/24	1,320	1,379,828
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	391,996
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	300	306,831
5.00%, 11/15/27 (Call 08/15/27)	11,155	12,298,636
Series A, 5.00%, 11/15/23	570	582,925
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,270	2,294,586
Series A, 5.00%, 11/15/24	670	700,196
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,480	5,535,806
Series A, 5.00%, 11/01/25	2,260	2,403,929
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(b)	1,925	1,880,809
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(b)	1,950	1,837,561
Series B, 5.00%, 11/15/23 (Call 01/03/23)	5,545	5,555,847
Series B, 5.00%, 11/15/24 (Call 11/15/23)	3,160	3,177,571
Series B, 5.00%, 11/15/25	4,410	4,706,004
Series B-2, VRDN,5.00%, 05/15/50 (Put 05/15/26)(b)	2,000	2,120,972
Series C 1A, 5.00%, 05/15/25	3,500	3,696,609
Series C-1, 5.00%, 11/15/25	5,475	5,842,487
Series C-1, 5.00%, 11/15/26	930	1,011,030
Series C-1B, VRDN,5.00%, 05/15/51 (Put 05/15/26)(b)	2,500	2,648,693
Security	Par (000)	Value

New York (continued)
Utility Debt Securitization Authority RB
5.00%, 12/15/27 (Call 12/15/25)	$3,500	$3,741,066
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,680	6,768,189
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	466,140
Series B, 5.00%, 12/15/24 (Call 12/15/22)	1,935	1,936,718
		1,257,044,711
North Carolina — 3.3%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	2,295	2,453,284
Series B, 5.00%, 12/01/26	4,880	5,311,480
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	405	420,387
Series A, 5.00%, 06/01/26	1,330	1,436,571
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/23	4,785	4,855,285
5.00%, 07/01/24	225	233,548
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,1.89%, 03/01/35
(Put 12/07/22)(a)(b)	13,500	13,500,000
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	80	85,128
City of Raleigh NC RB, 5.00%, 06/01/25	110	116,396
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,012,654
Series A, 5.00%, 06/01/26	5,045	5,447,493
County of Guilford NC GO
5.00%, 03/01/24	4,385	4,517,668
5.00%, 03/01/25	5,030	5,296,768
5.00%, 05/01/26	50	53,918
Series A, 5.00%, 02/01/23	1,070	1,074,573
County of Mecklenburg NC GO
5.00%, 03/01/26	1,095	1,176,955
5.00%, 12/01/26	1,780	1,940,914
5.00%, 04/01/28 (Call 04/01/25)	5,000	5,267,470
Series A, 5.00%, 09/01/23	1,255	1,278,288
Series A, 5.00%, 12/01/24	315	329,944
County of Wake NC GO
5.00%, 03/01/23	10,000	10,063,481
5.00%, 04/01/23	7,960	8,027,321
5.00%, 03/01/26	20	21,497
5.00%, 04/01/26	7,845	8,445,967
5.00%, 04/01/27	1,245	1,366,235
Series A, 5.00%, 04/01/23	290	292,453
Series A, 5.00%, 03/01/24	6,090	6,273,492
Series A, 5.00%, 03/01/25	270	284,320
Series A, 5.00%, 02/01/27	10,725	11,731,887
Series A, 5.00%, 03/01/27	2,625	2,876,024
Series B, 5.00%, 03/01/24	10,000	10,301,301
Series C, 5.00%, 03/01/23	10,165	10,229,528
Series C, 5.00%, 03/01/24.	4,000	4,120,520
Series C, 5.00%, 03/01/25	2,575	2,711,566
County of Wake NC RB
5.00%, 03/01/26	1,600	1,717,166
Series A, 5.00%, 12/01/22	245	245,000
Durham Capital Financing Corp. RB, 5.00%, 06/01/38 (PR 06/01/23)	2,515	2,546,450
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,480	1,577,142
Series B, 5.00%, 10/01/55 (PR 10/01/25)	3,560	3,793,666
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/26	615	653,980

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	$535	$545,770
State of North Carolina GO
5.00%, 06/01/23	10,510	10,645,090
Series A, 5.00%, 06/01/23	6,960	7,049,460
Series A, 5.00%, 06/01/24	14,300	14,816,199
Series A, 5.00%, 06/01/25	11,125	11,777,354
Series A, 5.00%, 06/01/26	18,965	20,484,634
Series A, 5.00%, 06/01/27	2,210	2,432,966
Series B, 5.00%, 06/01/23	40	40,514
Series B, 5.00%, 06/01/24	19,450	20,152,102
Series B, 5.00%, 06/01/25	1,285	1,360,351
Series B, 5.00%, 06/01/27	13,910	15,313,374
Series D, 4.00%, 06/01/23	1,935	1,950,364
State of North Carolina RB
4.00%, 05/01/24	1,925	1,963,907
5.00%, 03/01/23	3,960	3,984,345
5.00%, 03/01/24	1,200	1,234,959
5.00%, 03/01/25	4,870	5,121,732
5.00%, 03/01/26	1,735	1,861,492
5.00%, 05/01/26	120	129,200
5.00%, 05/01/27	185	202,611
Series A, 5.00%, 05/01/23	15,710	15,877,879
Series A, 5.00%, 05/01/24	13,395	13,850,564
Series A, 5.00%, 05/01/26	305	328,384
Series B, 5.00%, 05/01/23	8,580	8,671,687
Series B, 5.00%, 05/01/24	380	392,924
Series B, 5.00%, 06/01/24	5,930	6,143,173
Series B, 5.00%, 05/01/25	10,485	11,075,179
Series B, 5.00%, 06/01/25	3,455	3,655,876
Series B, 5.00%, 05/01/27	155	169,756
Series C, 5.00%, 05/01/23	745	752,961
Series C, 5.00%, 05/01/24	690	713,467
Series C, 5.00%, 05/01/26 (Call 05/01/24)	510	526,612
Town of Cary NC, 5.00%, 09/01/26	4,590	4,981,345
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	2,000	2,000,000
		333,293,951
Ohio — 3.2%
American Municipal Power Inc. RB
5.00%, 02/15/24	2,295	2,354,878
5.00%, 02/15/25	1,605	1,681,128
Cincinnati City School District COP, 5.00%, 12/15/29 (PR 12/15/24)	1,500	1,573,719
City of Columbus OH GO
4.00%, 04/01/27	80	84,467
5.00%, 04/01/26	500	537,971
5.00%, 04/01/27	250	274,130
5.00%, 07/01/27 (Call 07/01/26)	770	831,099
Series 1, 4.00%, 04/01/23	6,630	6,664,418
Series 1, 5.00%, 07/01/23	1,735	1,760,384
Series 1, 5.00%, 07/01/25	410	434,577
Series 1, 5.00%, 07/01/26	650	702,733
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	5,100	5,173,725
Series 2017-1, 5.00%, 04/01/24	9,185	9,479,568
Series 3, 5.00%, 02/15/27	4,920	5,381,791
Series A, 4.00%, 04/01/25	85	87,717
Series A, 5.00%, 07/01/24	130	134,918
Series A, 5.00%, 04/01/25	4,985	5,256,367
Series A, 5.00%, 04/01/26	3,010	3,238,586
Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 04/01/27	$3,000	$3,289,555
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,548,127
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/25	1,295	1,380,843
Fairfield City School District GO, 5.00%, 11/01/44 (PR 11/01/23) (SD CRED PROG)	4,000	4,088,222
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/38 (PR 01/01/23)	8,000	8,016,451
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49 (PR 11/15/24)	4,495	4,626,577
5.00%, 11/15/31 (PR 11/15/24)	1,200	1,258,337
5.00%, 11/15/39 (PR 11/15/24)	2,240	2,348,895
5.00%, 11/15/43 (PR 05/15/23)	24,000	24,274,267
5.00%, 11/15/49 (PR 11/15/24)	1,655	1,735,456
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,814,713
5.00%, 12/01/26	900	978,863
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/48 (PR 02/15/23)	3,000	3,015,507
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	35,785	35,969,973
Ohio Water Development Authority RB
5.00%, 06/01/24	150	155,392
5.00%, 06/01/26	1,970	2,125,113
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 12/01/22	845	845,000
5.00%, 06/01/23	3,465	3,508,847
5.00%, 12/01/23	3,485	3,569,684
5.00%, 06/01/27	80	87,928
Series 2015A, 5.00%, 06/01/24	375	388,481
Series 2015-A, 5.00%, 06/01/23	1,685	1,706,323
Series 2015-A, 5.00%, 12/01/23	400	409,720
Series 2015-A, 5.00%, 12/01/24	1,585	1,659,880
Series 2015-A, 5.00%, 06/01/25	5,360	5,672,968
Series 2015-A, 5.00%, 12/01/25	2,525	2,699,900
State of Ohio GO
5.00%, 06/15/23	10,660	10,804,166
5.00%, 05/01/24	40	41,366
5.00%, 08/01/25	9,110	9,662,831
5.00%, 08/01/25 (ETM)	20	21,219
5.00%, 05/01/26 (PR 05/01/25)	8,755	9,249,910
5.00%, 11/01/26 (PR 05/01/25)	5,000	5,282,644
5.00%, 03/01/27	1,865	2,038,632
5.00%, 03/15/27 (Call 03/15/24)	3,335	3,435,072
5.00%, 05/01/27 (PR 05/01/25)	9,805	10,359,265
5.00%, 06/15/27	25	27,475
Series A, 5.00%, 12/15/22	2,570	2,572,386
Series A, 5.00%, 09/01/23	4,980	5,071,663
Series A, 5.00%, 09/15/23	1,590	1,620,667
Series A, 5.00%, 12/15/23	5,555	5,694,457
Series A, 5.00%, 09/01/24	50	52,071
Series A, 5.00%, 09/15/24	295	307,478
Series A, 5.00%, 12/15/24	2,925	3,062,749
Series A, 5.00%, 05/01/25	1,350	1,424,690
Series A, 5.00%, 09/15/25	450	478,476
Series A, 5.00%, 05/01/26	6,215	6,689,390
Series A, 5.00%, 06/15/26	250	269,704
Series A, 5.00%, 05/01/37 (PR 05/01/25)	5,990	6,328,607
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,890	8,454,218
Series B, 5.00%, 08/01/23	5,000	5,082,465

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 09/15/23	$620	$631,958
Series B, 5.00%, 08/01/24	11,040	11,476,653
Series B, 5.00%, 09/15/24	425	442,977
Series B, 5.00%, 09/15/25	3,155	3,354,647
Series B, 5.00%, 09/15/26	465	503,967
Series C, 5.00%, 08/01/25	640	678,838
Series C, 5.00%, 03/15/26	3,200	3,435,851
Series C, 5.00%, 08/01/26	105	113,543
Series T, 5.00%, 11/01/23	5,975	6,108,967
Series U, 5.00%, 05/01/25	2,625	2,770,230
Series U, 5.00%, 05/01/26	9,110	9,805,364
Series U, 5.00%, 05/01/27	185	202,854
Serise A, 5.00%, 06/15/24	60	62,200
State of Ohio RB
5.00%, 12/15/23	350	358,823
Series 1, 5.00%, 12/15/22	1,180	1,181,100
Series 1, 5.00%, 12/15/23	880	902,183
Series 2, 5.00%, 12/15/24	7,095	7,421,935
Series A, 5.00%, 04/01/26	225	241,417
University of Cincinnati RB, 5.00%, 06/01/34 (PR 06/01/23)	3,280	3,321,017
		315,873,323
Oklahoma — 0.2%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	2,350	2,378,919
Series A, 5.00%, 06/01/27 (Call 12/01/26)	240	259,704
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,265	2,389,154
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,385,774
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/23	4,800	4,809,555
Series D, 4.00%, 01/01/23	1,135	1,136,356
Series D, 5.00%, 01/01/24	730	748,292
Oklahoma Water Resources Board RB
5.00%, 04/01/24	125	129,009
5.00%, 04/01/24 (OK CERF)	250	258,018
5.00%, 04/01/26 (OK CERF)	575	616,955
		19,111,736
Oregon — 1.5%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,874,836
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,646,430
Series B, 5.00%, 06/15/23	2,615	2,649,804
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	645,798
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,269,899
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	10,132,020
5.00%, 06/15/25 (GTD)	7,275	7,696,735
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(c)	8,500	4,864,887
Oregon State Lottery RB
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,658,543
Series C, 5.00%, 04/01/23	2,495	2,515,685
Series C, 5.00%, 04/01/24	4,720	4,868,234
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,575	5,870,714
State of Oregon Department of Transportation RB
Series A, 4.25%, 11/15/34 (PR 11/15/23)	16,890	17,156,680
Series A, 5.00%, 11/15/23	3,525	3,606,948
Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 11/15/24	$10,965	$11,472,000
Series A, 5.00%, 11/15/25	495	528,079
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	872,470
Series A, 5.00%, 11/15/26	230	249,950
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,705	1,787,887
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,260	2,369,867
Series A, 5.00%, 11/15/31 (PR 11/15/24)	2,500	2,621,534
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	470,577
Series C, 5.00%, 11/15/24	3,080	3,222,413
State of Oregon GO
5.00%, 05/01/24	2,090	2,161,376
5.00%, 06/01/24	325	336,732
5.00%, 05/01/25	2,345	2,476,431
5.00%, 05/01/26	505	543,717
5.00%, 05/01/27	5,000	5,484,718
5.00%, 05/01/27 (Call 05/01/25)	7,075	7,463,029
Series A, 5.00%, 05/01/23	735	742,793
Series A, 5.00%, 05/01/24	510	527,417
Series H, 5.00%, 05/01/23	325	328,446
Series N, 5.00%, 05/01/26	2,785	2,998,523
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	3,990,117
5.00%, 06/15/31 (PR 06/15/24) (GTD)	11,315	11,726,799
5.00%, 06/15/33 (PR 06/15/24) (GTD)	8,045	8,337,790
5.00%, 06/15/34 (PR 06/15/24) (GTD)	8,120	8,415,520
		150,585,398
Pennsylvania — 2.2%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	2,550	2,550,000
Bristol Township School District GOL, 5.25%, 06/01/37 (PR 06/01/23)	3,000	3,039,706
City of Philadelphia PA GO
5.00%, 07/15/26 (PR 01/15/24)	3,000	3,080,504
Series A, 5.00%, 08/01/23	4,420	4,492,899
Series A, 5.00%, 05/01/24	1,840	1,902,318
Series A, 5.00%, 08/01/24	3,700	3,846,342
Series A, 5.00%, 08/01/25	2,165	2,280,373
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,149,444
Commonwealth of Pennsylvania GO
4.00%, 07/01/23	250	252,269
5.00%, 07/01/23	1,540	1,562,800
5.00%, 05/01/27	100	109,128
5.00%, 10/01/27	14,800	16,267,645
First Series, 5.00%, 01/01/23	2,755	2,760,801
First Series, 5.00%, 03/01/23	5,590	5,625,906
First Series, 5.00%, 03/15/23	680	685,046
First Series, 5.00%, 04/01/23	2,160	2,178,484
First Series, 5.00%, 08/15/23	28,305	28,805,113
First Series, 5.00%, 01/01/24	4,990	5,122,583
First Series, 5.00%, 03/01/24	12,255	12,628,833
First Series, 5.00%, 03/15/24	455	469,297
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	75,627
First Series, 5.00%, 06/15/24	1,530	1,587,051
First Series, 5.00%, 07/01/24	1,080	1,121,373
First Series, 5.00%, 08/15/24	1,915	1,993,719
First Series, 5.00%, 09/15/24	1,525	1,590,594
First Series, 5.00%, 01/01/25	20,100	21,057,695
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,176,585
First Series, 5.00%, 08/15/25	7,365	7,814,053

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 09/15/25	$2,420	$2,571,795
First Series, 5.00%, 01/01/26	2,435	2,598,986
First Series, 5.00%, 09/15/26	100	108,117
First Series 2020, 5.00%, 05/01/23	7,500	7,580,146
Second Series, 5.00%, 09/15/23	3,315	3,379,982
Second Series, 5.00%, 10/15/23	580	592,500
Second Series, 5.00%, 01/15/24	1,220	1,253,535
Second Series, 5.00%, 09/15/24	1,100	1,147,313
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	663,739
Second Series, 5.00%, 01/15/25	3,460	3,627,755
Second Series, 5.00%, 09/15/25	1,085	1,153,057
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	435	443,769
County of Montgomery PA GOL, 5.00%, 07/01/26	2,260	2,444,152
Delaware River Port Authority RB
5.00%, 01/01/33 (PR 01/01/24)	12,665	12,986,458
5.00%, 01/01/34 (PR 01/01/24)	4,005	4,106,653
Series B, 5.00%, 01/01/23	1,700	1,703,482
Series B, 5.00%, 01/01/24	715	732,608
Series B, 5.00%, 01/01/25	655	685,394
Series B, 5.00%, 01/01/26	1,080	1,152,403
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	954,056
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	809,284
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	775	775,000
5.00%, 12/01/24	500	522,726
5.00%, 12/01/25	200	213,258
VRDN,5.00%, 12/01/38 (PR 12/01/22)	1,630	1,630,000
Series A, 5.00%, 12/01/23	15	15,351
Series A, 5.00%, 12/01/37 (PR 12/01/22)	3,055	3,055,000
Series A-1, 5.00%, 12/01/23	270	276,319
Series A2, 5.00%, 12/01/25	1,300	1,386,174
Series A-2, 5.00%, 12/01/26	855	925,196
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,250	10,490,904
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,448,075
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	7,990	8,295,210
		217,954,585
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	345	349,037
Series A, 5.00%, 06/15/24	4,350	4,480,298
		4,829,335
South Carolina — 0.8%
Beaufort County School District/SC GO
5.00%, 03/01/23 (SCSDE)	9,900	9,960,863
5.00%, 03/01/24 (SCSDE)	10,160	10,455,987
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,105,261
5.00%, 12/01/26 (Call 12/01/23)	4,625	4,734,309
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,661,107
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/31 (PR 01/01/25)	1,120	1,174,061
5.00%, 01/01/32 (PR 01/01/25)	2,000	2,096,537
5.00%, 01/01/33 (PR 01/01/25)	4,160	4,360,797
5.00%, 01/01/34 (PR 01/01/25)	2,510	2,631,154
County of Charleston SC GO, 5.00%, 11/01/26	7,975	8,679,162
Security	Par (000)	Value

South Carolina (continued)
County of Richland SC GO, Series A, 5.00%, 03/01/27	$260	$284,754
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	664,630
Series B, 5.00%, 12/01/24	1,000	1,037,339
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	660	673,177
Series A, 5.00%, 10/01/24	2,425	2,525,130
Series A, 5.00%, 10/01/25	1,645	1,748,339
Series B, 5.00%, 10/01/26	8,570	9,279,533
Series-B, 5.00%, 10/01/25	1,075	1,142,531
State of South Carolina GO, Series A, 5.00%, 04/01/24	10,715	11,058,637
		76,273,308
Tennessee — 1.7%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,046,645
City of Memphis TN GO
5.00%, 05/01/23	3,425	3,460,318
5.00%, 05/01/24	4,775	4,934,025
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,550,522
Series A, 5.00%, 04/01/24	1,925	1,987,248
Series A, 5.00%, 01/01/26	6,960	7,456,429
County of Montgomery TN GO
5.00%, 04/01/25	35	36,832
5.00%, 04/01/27	40	43,621
5.00%, 06/01/27	2,275	2,495,407
County of Shelby TN GO
5.00%, 04/01/25	565	595,757
Series A, 5.00%, 03/01/23	1,030	1,036,539
Series A, 5.00%, 04/01/25	5,500	5,799,402
County of Sumner TN GO, 5.00%, 06/01/23	3,265	3,305,505
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/24	75	77,619
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/26	7,725	8,023,064
5.00%, 07/01/23	24,365	24,721,467
5.00%, 01/01/24	3,520	3,612,385
5.00%, 01/01/26	175	187,160
5.00%, 07/01/26	370	399,491
5.00%, 07/01/26 (PR 07/01/23)	6,055	6,142,530
5.00%, 01/01/27	2,210	2,408,263
5.00%, 07/01/27	2,050	2,254,747
Series A, 5.00%, 07/01/23	13,695	13,895,362
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,215	5,225,724
Series A, 5.00%, 01/01/28 (PR 01/01/23)	50	50,103
Series A, 5.00%, 01/01/32 (PR 01/01/23)	120	120,247
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,980	4,990,241
Series C, 5.00%, 01/01/26	5,000	5,347,433
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	395	409,945
Series B, 5.00%, 07/01/25	605	640,954
Series B, 5.00%, 07/01/26	1,410	1,521,883
State of Tennessee GO
5.00%, 02/01/23	20	20,086
5.00%, 02/01/25	1,000	1,051,170
5.00%, 08/01/25	1,575	1,673,086
5.00%, 08/01/26	705	763,902
5.00%, 08/01/29 (PR 08/01/25)	3,000	3,182,848
5.00%, 08/01/31 (PR 08/01/25)	3,000	3,182,848

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 08/01/24	$450	$468,247
Series A, 5.00%, 08/01/25	60	63,737
Series A, 5.00%, 08/01/26	30	32,506
Series A, 5.00%, 09/01/26	2,420	2,626,330
Series A, 5.00%, 11/01/26	2,440	2,656,391
Series A, 5.00%, 08/01/27 (Call 08/01/26)	2,935	3,178,571
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,365,917
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,060	1,124,606
Series B, 5.00%, 08/01/23	1,220	1,240,609
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,248,965
Tennessee State School Bond Authority
5.00%, 11/01/23 (ST INTERCEPT)	3,035	3,103,603
5.00%, 11/01/24 (ST INTERCEPT)	3,440	3,598,020
5.00%, 11/01/25 (ST INTERCEPT)	3,845	4,103,235
5.00%, 11/01/27	100	110,656
Tennessee State School Bond Authority RB
5.00%, 11/01/27 (ST INTERCEPT)	6,255	6,921,502
5.00%, 11/01/29 (PR 11/01/25) (ST INTERCEPT)	5,470	5,832,611
		165,326,314
Texas — 9.2%
Alamo Community College District GOL, 5.00%, 02/15/27	2,945	3,195,746
Allen Independent School District GO, 5.00%, 02/15/25 (PSF)	1,170	1,229,084
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	400	415,555
5.00%, 08/01/25 (PSF)	20	21,214
5.00%, 08/01/26 (PSF)	860	929,038
5.00%, 08/01/27 (PSF)	30	33,005
Board of Regents of the University of Texas System RB
5.00%, 08/15/24	8,000	8,324,766
Series A, 5.00%, 08/15/23	3,130	3,184,642
Series B, 5.00%, 08/15/25	475	504,856
Series B, 5.00%, 08/15/26	10,830	11,743,470
Series B, 5.38%, 08/15/23	705	719,136
Series C, 5.00%, 08/15/24	325	338,194
Series C, 5.00%, 08/15/25	2,995	3,183,252
Series C, 5.00%, 08/15/26	4,990	5,410,888
Series D, 5.00%, 08/15/24	4,595	4,781,538
Series E, 5.00%, 08/15/24	60	62,436
Series E, 5.00%, 08/15/26	285	309,039
Series E, 5.00%, 08/15/27	50	55,209
Series I, 5.00%, 08/15/23	1,405	1,429,528
Series I, 5.00%, 08/15/24	2,365	2,461,009
Series J, 5.00%, 08/15/23	5,270	5,362,000
Series J, 5.00%, 08/15/24	3,205	3,335,110
Series J, 5.00%, 08/15/25	330	350,742
Series J, 5.00%, 08/15/26	4,370	4,738,593
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/23 (PSF)	500	502,505
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/23)	9,620	9,638,595
Series A, 5.00%, 01/01/40 (PR 07/01/25)	5,250	5,560,652
Series C, 5.00%, 01/01/27 (Call 01/01/26)	2,130	2,248,965
Central Texas Turnpike System
0.00%, 08/15/23(c)	3,500	3,435,729
0.00%, 08/15/24(c)	2,500	2,386,605
Central Texas Turnpike System RB, Series C, 5.00%, 08/15/23	800	812,840
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26	15	16,272
Security	Par (000)	Value

Texas (continued)
City of Austin TX GOL
5.00%, 09/01/24	$8,725	$9,087,966
5.00%, 09/01/25	495	526,050
5.00%, 09/01/25 (ETM)	5	5,286
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	2,020	2,190,470
City of Dallas TX GOL, 5.00%, 02/15/23	15,545	15,622,870
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	14,915	15,877,149
Series A, 5.00%, 10/01/23	570	581,380
Series A, 5.00%, 10/01/24	2,675	2,788,870
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/23	1,425	1,432,432
Series A, 5.00%, 02/15/24	7,000	7,203,648
Series A, 5.00%, 02/15/26	310	331,528
City of Frisco TX GOL
Series A, 5.00%, 02/15/23	2,620	2,633,664
Series A, 5.00%, 02/15/24	1,255	1,290,606
City of Houston Combined Utility System Revenue, 0.00%, 12/01/27 (AGM)(c)	2,000	1,690,576
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	875	923,186
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/23	1,140	1,153,154
Series C, 5.00%, 05/15/24	3,765	3,896,450
Series C, 5.00%, 11/15/24	1,095	1,145,631
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,495,169
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	13,936,123
City of Houston TX GOL
5.00%, 03/01/27 (PR 03/01/24)	6,000	6,178,535
Series A, 5.00%, 03/01/23	2,025	2,037,855
Series A, 5.00%, 03/01/24	1,055	1,086,787
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,255,809
City of San Antonio Texas Electric & Gas Systems Revenue RB
Series REF, 5.00%, 02/01/23	380	381,580
Series REF, 5.25%, 02/01/24	6,000	6,181,321
City of San Antonio TX
5.00%, 08/01/24	30	31,187
5.00%, 08/01/27	125	137,577
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,405	1,473,560
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(b)	215	209,264
City of San Antonio TX GOL, 5.00%, 02/01/24	465	478,053
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	830	872,097
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	10,600	10,654,189
5.00%, 02/15/24 (PSF)	3,310	3,404,306
5.00%, 02/15/26 (PSF)	3,570	3,824,726
Series A, 5.00%, 02/15/27 (PSF)	5,860	6,395,375
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	5,995	6,355,689
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,386,591
County of Harris TX GO, Series A, 5.00%, 10/01/25	2,205	2,344,758
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	615	650,846
County of Travis TX TB GOL, 5.00%, 03/01/23	1,750	1,760,934
County of Williamson TX GO, 5.00%, 02/15/26	1,495	1,599,295

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Williamson TX GOL
4.00%, 02/15/26	$10,000	$10,392,908
4.00%, 02/15/27	5,000	5,239,082
5.00%, 02/15/24	20,210	20,785,807
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	675	694,394
5.00%, 02/15/25 (PSF)	2,480	2,604,694
5.00%, 02/15/26 (PSF)	5,090	5,448,326
5.00%, 02/15/27	300	327,034
5.00%, 02/15/27 (PSF)	375	408,793
5.00%, 02/15/27 (Call 02/15/24) (PSF)	7,430	7,636,333
5.00%, 02/15/27 (Call 02/15/26)(PSF)	1,025	1,094,556
Series A, 5.00%, 02/15/24 (PSF)	2,460	2,530,680
Series A, 5.00%, 02/15/26 (PSF)	3,905	4,179,904
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	1,002,662
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,000	2,047,205
Series A, 5.00%, 12/01/24	45	47,063
Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,190	1,269,236
Dallas Fort Worth International Airport RB
5.00%, 11/01/25	2,500	2,654,161
5.00%, 11/01/26	1,590	1,715,017
Series A, 5.00%, 11/01/24	3,895	4,049,437
Series A, 5.00%, 11/01/26	625	674,142
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	255,245
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,372,595
4.00%, 02/15/27 (PSF)	7,180	7,485,626
4.00%, 08/15/33 (PR 08/15/24) (PSF)	4,635	4,745,787
5.00%, 02/15/23 (PSF)	5,250	5,277,487
5.00%, 02/15/26 (Call 02/15/25)(PSF)	750	787,052
5.00%, 08/15/32 (PR 08/15/24) (PSF)	4,500	4,683,575
5.00%, 08/15/34 (PR 08/15/24) (PSF)	2,000	2,081,589
Fort Bend Independent School District GO
5.00%, 08/15/25 (PSF)	500	530,351
Series C, 5.00%, 08/15/25 (PSF)	375	397,763
Fort Worth Independent School District GO
5.00%, 02/15/23 (PSF)	1,175	1,180,910
5.00%, 02/15/25 (PSF)	1,000	1,050,719
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,141,543
Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(b)	2,080	2,111,538
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,100,657
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/25	3,760	3,981,174
Houston Independent School District GOL, 5.00%, 02/15/25 (PSF)	1,655	1,736,398
Irving Independent School District GO
5.00%, 02/15/25 (PSF)	1,000	1,050,280
Series A, 5.00%, 02/15/23 (PSF)	800	804,172
Katy Independent School District GO
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,174,422
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,196,918
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	1,040	1,095,060
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(c)	5,000	1,831,031
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(c)	7,000	2,274,887
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(c)	27,275	7,397,296
Series C, 5.00%, 08/15/24 (PSF)	250	260,277
Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
5.00%, 08/15/23	$1,865	$1,896,245
5.00%, 08/15/26 (PSF)	2,560	2,764,640
5.00%, 08/15/27	130	142,939
Series B, 5.00%, 08/15/25	7,625	8,089,905
Lone Star College System GOL, Series B, 5.00%, 02/15/23	1,080	1,085,566
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,540	3,577,795
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	4,040	4,195,092
5.00%, 08/01/25 (PSF)	2,590	2,745,112
5.25%, 02/01/25 (PSF)	5,000	5,274,417
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/24	17,200	17,605,745
North Texas Tollway Authority RB
5.00%, 01/01/24	605	620,879
5.00%, 01/01/24 (Call 01/01/23)	795	796,568
5.00%, 01/01/25 (Call 01/01/23)	580	581,138
5.00%, 01/01/26 (Call 01/01/23)	1,030	1,032,021
6.50%, 01/01/43 (PR 01/01/25)	13,000	13,970,527
Series A, 5.00%, 01/01/23	1,575	1,578,278
Series A, 5.00%, 01/01/24	7,730	7,932,878
Series A, 5.00%, 01/01/25	2,070	2,162,631
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,380	5,508,306
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,940	5,057,396
Series B, 5.00%, 01/01/23	2,290	2,294,766
Series B, 5.00%, 01/01/24	7,380	7,573,693
Series B, 5.00%, 01/01/26	105	111,783
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	271,498
Series B, 5.00%, 01/01/27	2,465	2,670,250
Northside Independent School District GO
VRDN,2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)	1,000	994,999
Series A, 5.00%, 02/15/24 (PSF)	4,590	4,723,535
Northwest Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	405	407,037
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	9,750	10,737,062
Series A, VRDN,1.70%, 07/01/37 (Put 12/07/22)(a)(b)	19,600	19,600,000
Series A, VRDN,1.75%, 07/01/38 (Put 12/07/22)(a)(b)	3,530	3,530,000
Series B, 5.00%, 07/01/24	775	804,444
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,780,551
Pflugerville Independent School District, 5.00%, 02/15/27 (Call 02/15/24)	9,295	9,545,313
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	3,490	3,732,364
Round Rock Independent School District GO
5.00%, 08/01/23 (PSF)	3,500	3,558,425
5.00%, 08/01/31 (PR 08/01/25) (PSF)	3,255	3,453,390
5.00%, 08/01/32 (PR 08/01/25) (PSF)	3,420	3,628,447
5.00%, 08/01/33 (PR 08/01/25) (PSF)	3,590	3,808,808
5.00%, 08/01/34 (PR 08/01/25) (PSF)	3,770	3,999,779
5.00%, 08/01/35 (PR 08/01/25) (PSF)	3,355	3,559,485
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,460	1,502,475
San Antonio Water System RB
Series 2013F, VRDN,1.00%, 05/01/43 (Put 11/01/26)(b)	2,000	1,777,117
Series A, VRDN,2.63%, 05/01/49 (Put 05/01/24)(b)	7,000	6,984,545
Spring Branch Independent School District GO
5.00%, 02/01/23 (PSF)	3,610	3,625,549
5.00%, 02/01/25 (PSF)	475	498,691

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	$145	$147,670
5.00%, 04/01/23	2,680	2,703,560
5.00%, 10/01/23	5,915	6,040,476
5.00%, 04/01/24	10,410	10,743,855
5.00%, 08/01/24	115	119,568
5.00%, 10/01/24	45	46,957
5.00%, 10/01/24 (Call 04/01/24)	9,240	9,533,790
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,645,549
5.00%, 10/01/25	4,050	4,310,119
5.00%, 04/01/26	7,100	7,627,435
5.00%, 04/01/26 (Call 04/01/24)	8,060	8,309,916
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,299,076
5.00%, 10/01/34 (PR 04/01/24)	140	144,434
5.00%, 04/01/44 (PR 04/01/24)	405	417,827
VRDN,1.95%, 12/01/43 (Put 12/07/22)(b)	19,500	19,500,000
Series A, 5.00%, 10/01/23	1,060	1,082,486
Series A, 5.00%, 10/01/23	5,645	5,764,748
Series A, 5.00%, 10/01/24	835	871,308
Series A, 5.00%, 10/01/25 (Call 10/01/24)	3,145	3,278,303
Series A, 5.00%, 10/01/26	2,000	2,164,827
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,840	3,020,805
Series A, 5.00%, 10/01/27 (Call 10/01/25)	6,930	7,369,241
Series A, 5.00%, 10/01/30 (PR 10/01/24)	19,675	20,519,721
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	14,627,145
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,305	1,361,028
Series B-1, 5.00%, 08/01/23	335	340,770
State of Texas GOL, Series A, 5.00%, 08/01/25	1,420	1,506,171
Tarrant County College District GOL, 5.00%, 08/15/25	3,500	3,719,051
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/30 (PR 03/01/24)	8,000	8,233,061
Texas A&M University RB
5.00%, 05/15/25	1,535	1,622,352
5.00%, 05/15/26	2,840	3,059,043
5.00%, 05/15/27	7,220	7,910,568
Series B, 5.00%, 05/15/30 (PR 05/15/23)	10,370	10,488,506
Series B, 5.00%, 05/15/31 (PR 05/15/23).	10,890	11,014,449
Series B, 5.00%, 05/15/34 (PR 05/15/23)	7,625	7,712,137
Series C, 5.00%, 05/15/24	180	186,284
Series C, 5.00%, 05/15/26	155	166,849
Series E, 5.00%, 05/15/23	5,000	5,057,692
Series E, 5.00%, 05/15/25	4,760	5,030,877
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,870	3,124,055
Texas State University System RB
Series A, 5.00%, 03/15/25	4,840	5,089,871
Series A, 5.00%, 03/15/26	530	568,544
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 04/01/26)(a)(b)	5,000	4,586,237
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/25	175	185,346
First Series, 5.00%, 10/01/23	27,355	27,985,475
First Series, 5.00%, 10/01/24	5,660	5,906,109
First Series, 5.00%, 10/01/25	27,605	29,377,989
First Series, 5.00%, 10/01/26	7,235	7,834,004
Series A, 5.00%, 04/01/23	4,245	4,285,437
Series A, 5.00%, 04/01/24	10,285	10,614,846
Series A, 5.00%, 10/01/24	350	365,219
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,870	7,083,017
Series A, 5.00%, 10/01/25	1,290	1,372,853
Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
5.00%, 08/01/23	$4,985	$5,067,881
5.00%, 10/15/23	2,750	2,808,788
5.00%, 10/15/24	2,600	2,715,333
5.00%, 04/15/26	675	726,582
5.00%, 08/01/26	545	589,939
5.00%, 08/01/27	85	93,749
5.00%, 10/15/27	1,835	2,031,538
Series A, 5.00%, 04/15/24	1,875	1,936,827
Series B, 5.00%, 04/15/23	4,220	4,260,461
Series B, 5.00%, 04/15/25	1,035	1,091,990
Series B, 5.00%, 04/15/26	320	344,454
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	620	672,295
		916,247,118
Utah — 1.3%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,563,360
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	3,460	3,797,743
State of Utah GO
5.00%, 07/01/23	8,000	8,118,439
5.00%, 07/01/24	14,705	15,268,326
5.00%, 07/01/25	2,860	3,032,174
5.00%, 07/01/26	2,710	2,930,819
Series B, 5.00%, 07/01/23	4,555	4,622,436
Series B, 5.00%, 07/01/24	9,085	9,433,033
Series B, 5.00%, 07/01/25	7,150	7,580,434
Series B, 5.00%, 07/01/26	2,775	3,001,116
Series B, 5.00%, 07/01/27	7,575	8,348,750
University of Utah (The) RB
5.00%, 08/01/27	1,550	1,705,957
Series A, 5.00%, 08/01/25	1,065	1,129,346
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	23,170	23,549,064
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,620,958
Utah Transit Authority RB
5.00%, 06/15/34 (PR 06/15/25)	5,000	5,302,626
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,000	5,302,625
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,242,100
Series A, 5.00%, 06/15/37 (PR 06/15/25)	7,040	7,450,074
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,330	2,471,023
Series A, 5.25%, 06/15/23	7,260	7,367,789
		132,838,192
Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,458,850

Virginia — 3.8%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,406,828
City of Alexandria VA GO, Series A, 5.00%, 12/15/25 (SAW)	2,775	2,972,843
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	7,703,133
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,565	1,590,744
City of Norfolk VA, 5.00%, 09/01/31 PR	1,600	1,748,961
City of Richmond VA Public Utility Revenue RB, Series A, 5.00%, 01/15/43 (PR 01/15/23)	20,000	20,061,036
Commonwealth of Virginia GO
5.00%, 06/01/24	1,010	1,046,610
Series A, 5.00%, 06/01/23	910	921,606
Series B, 4.00%, 06/01/23	1,260	1,269,879

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	$11,810	$12,499,581
County of Arlington VA GO
5.00%, 06/15/23	7,815	7,921,110
5.00%, 08/15/26	1,315	1,425,431
5.00%, 08/15/27 (Call 08/15/26)	50	54,181
Series B, 5.00%, 08/15/25	1,000	1,062,855
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,877,515
County of Fairfax VA GO
4.00%, 10/01/25	5,825	6,049,350
4.00%, 10/01/27	150	159,327
4.00%, 10/01/27 (SAW)	3,750	3,983,177
4.00%, 10/01/33 (PR 10/01/24) (SAW)	5,030	5,163,897
5.00%, 10/01/25 (Call 10/01/24) (SAW)	3,525	3,676,986
Series A, 4.00%, 10/01/24	8,400	8,612,970
Series A, 4.00%, 10/01/25	2,020	2,097,800
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	170	177,547
Series A, 5.00%, 10/01/23 (SAW)	4,775	4,874,305
Series B, 5.00%, 04/01/23 (SAW)	4,290	4,326,998
Series B, 5.00%, 10/01/23 (SAW)	3,690	3,766,740
Series B, 5.00%, 04/01/24 (SAW)	5,210	5,379,862
Series B, 5.00%, 10/01/24 (SAW)	4,460	4,652,300
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,369,286
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,561,547
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,088,264
Series A, 5.00%, 12/01/24 (SAW)	255	267,047
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,634,159
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,183,396
Series B, 5.00%, 12/01/25 (SAW)	30	32,114
County of Prince William VA
3.50%, 08/01/31	3,090	3,136,200
3.50%, 08/01/32	3,090	3,136,200
3.50%, 08/01/33	590	598,821
3.75%, 08/01/34	3,090	3,148,698
3.75%, 08/01/35	3,090	3,148,698
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	6,000	6,671,036
University of Virginia RB, Series A, 5.00%, 06/01/43 (PR 06/01/23)	19,905	20,153,914
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	1,000	1,033,871
Virginia College Building Authority RB
4.50%, 02/01/34 (PR 02/01/23)	5,000	5,016,655
5.00%, 02/01/23	11,655	11,703,842
5.00%, 02/01/24	6,425	6,604,615
5.00%, 02/01/25	1,480	1,553,177
5.00%, 02/01/26	1,475	1,579,550
5.00%, 02/01/27	19,185	20,930,672
5.00%, 02/01/27 (Call 02/01/26)	475	508,072
Series A, 5.00%, 02/01/25	805	844,802
Series A, 5.00%, 02/01/26	11,000	11,779,695
Series A, 5.00%, 09/01/27 (PR 09/01/24)(SAW)	1,000	1,041,077
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,375	1,380,739
Series B, 5.00%, 09/01/24	100	104,125
Series E, 5.00%, 02/01/23	6,715	6,743,140
Series E, 5.00%, 02/01/24	1,945	1,999,374
Series E, 5.00%, 02/01/25	1,925	2,020,179
Series E, 5.00%, 02/01/26	425	455,125
Virginia Commonwealth Transportation Board RB 5.00%, 09/15/23	1,725	1,757,863
Security	Par (000)	Value

Virginia (continued)
5.00%, 09/15/23 (PR 03/15/23)	$2,725	$2,744,801
5.00%, 03/15/24	1,565	1,612,765
5.00%, 09/15/24	4,190	4,364,988
5.00%, 03/15/25	2,295	2,417,666
5.00%, 09/15/25	255	271,419
5.00%, 03/15/26	170	182,752
5.00%, 09/15/26	85	92,251
Series A, 5.00%, 05/15/23	4,050	4,095,995
Series A, 5.00%, 05/15/24	7,525	7,783,359
Series A, 5.00%, 05/15/25	685	724,149
Series A, 5.00%, 05/15/26	595	641,708
Series A, 5.00%, 05/15/27	5,500	6,040,018
Virginia Public Building Authority RB
5.00%, 08/01/23	1,000	1,016,094
5.00%, 08/01/27	50	55,100
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	8,759,069
Series A, 5.00%, 08/01/26	5,500	5,949,509
Series A-1, 5.00%, 08/01/24	6,800	7,062,175
Series A-1, 5.00%, 08/01/26	8,985	9,719,335
Series B, 5.00%, 08/01/23	3,225	3,276,904
Series B, 5.00%, 08/01/24	2,155	2,238,086
Series B, 5.00%, 08/01/25	14,390	15,267,059
Series B, 5.00%, 08/01/26	3,715	4,018,623
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,010	3,190,265
Series C, 5.00%, 08/01/24	300	311,567
Virginia Public School Authority RB
5.00%, 08/01/23	5,000	5,083,796
5.00%, 08/01/23 (SAW)	1,370	1,392,960
5.00%, 08/01/23 (Call 01/03/23)	20	20,039
5.00%, 08/01/24 (SAW)	2,385	2,480,918
5.00%, 02/01/25	1,710	1,796,024
5.00%, 03/01/25 (SAW)	125	131,489
5.00%, 08/01/25	1,980	2,101,205
5.00%, 08/01/25 (SAW)	2,000	2,122,429
5.00%, 08/01/26 (SAW)	2,095	2,266,222
Series 2022, 5.00%, 01/15/27	5,550	6,059,077
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	3,255	3,322,423
		381,281,764
Washington — 4.3%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/24	1,300	1,357,730
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,660	2,836,334
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,955	2,084,599
SERIES S-1, 5.00%, 11/01/23	2,000	2,043,745
SERIES S-1, 5.00%, 11/01/25	2,000	2,131,423
SERIES S-1, 5.00%, 11/01/26	3,870	4,202,690
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
SERIES S-1, 5.00%, 11/01/30 (PR 11/01/25)	4,150	4,425,107
SERIES S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,105	2,244,542
SERIES S-1, VRDN,5.00%, 11/01/50 (PR 11/01/25)	15,050	16,047,678
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 04/01/26	40	41,718
5.00%, 09/01/23	7,025	7,154,830
5.00%, 09/01/24	7,425	7,733,885
5.00%, 09/01/25	8,095	8,600,571
City of Seattle WA GOL
5.00%, 06/01/25	100	105,814
5.00%, 12/01/26	2,495	2,717,581

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 12/01/23	$535	$547,947
Series A, 5.00%, 04/01/24	3,500	3,611,782
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/26	5,000	5,393,196
5.00%, 07/01/27	2,800	3,073,318
Series A, 5.00%, 01/01/24	570	584,960
Series A, 5.00%, 07/01/26	840	906,057
Series C, 5.00%, 09/01/26	3,225	3,489,168
County of King WA GOL
5.00%, 07/01/23	400	405,736
5.00%, 07/01/35 (PR 01/01/25)	860	901,511
5.00%, 07/01/36 (PR 01/01/25)	5,740	6,017,062
Series A, 4.00%, 01/01/27	1,600	1,678,906
Series A, VRDN,1.05%, 01/01/46 (Put 12/01/22)(a)(b)	15,000	15,000,000
Series B, 5.00%, 06/01/25	2,220	2,346,863
County of King WA Sewer Revenue RB
5.00%, 07/01/24	105	108,906
5.00%, 07/01/40 (PR 01/01/25)	5,000	5,247,571
5.00%, 07/01/47 (PR 01/01/25)	8,855	9,293,449
Series A, VRDN,0.63%, 01/01/32 (Put 01/01/24)(a)(b)	3,065	2,962,265
County of Snohomish WA GOL
4.00%, 12/01/43 (PR 06/01/23)	2,000	2,014,988
5.00%, 12/01/25	2,000	2,135,553
5.00%, 12/01/26	1,500	1,632,033
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,679,851
Energy Northwest RB
5.00%, 07/01/23	12,630	12,811,843
5.00%, 07/01/24	9,120	9,459,293
5.00%, 07/01/25	9,225	9,768,491
Series A, 5.00%, 07/01/23	1,900	1,927,356
Series A, 5.00%, 07/01/24	800	829,763
Series A, 5.00%, 07/01/25	1,680	1,778,977
Series A, 5.00%, 07/01/26	5,320	5,734,585
Series C, 5.00%, 07/01/25	3,435	3,637,373
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	770	798,404
Grant County Public Utility District No. 2 Electric Revenue RB
Series J, 5.00%, 01/01/38 (PR 07/01/23)	5,315	5,391,833
Series J, 5.00%, 01/01/41 (PR 07/01/23)	4,945	5,016,484
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	1,775	1,818,132
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/23 (GTD)	5,000	5,072,562
Port of Seattle WA RB
5.00%, 08/01/25	1,800	1,899,713
5.00%, 08/01/26	1,165	1,251,353
5.00%, 08/01/27	2,500	2,730,895
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	2,730	2,730,000
State of Washington GO
0.00%, 12/01/23 (AMBAC)(c)	10,830	10,535,155
0.00%, 12/01/23 (NPFGC)(c)	8,130	7,908,662
4.00%, 07/01/26	2,500	2,618,773
4.00%, 08/01/26	25	26,212
5.00%, 06/01/23	5,310	5,377,988
5.00%, 07/01/23	395	400,848
5.00%, 07/01/24	22,050	22,894,702
5.00%, 08/01/24	19,890	20,679,995
5.00%, 02/01/25	410	430,891
5.00%, 02/01/25 (Call 02/01/24)	105	107,911
5.00%, 07/01/25	12,335	13,077,574
Security	Par (000)	Value

Washington (continued)
5.00%, 02/01/26	$3,080	$3,304,131
5.00%, 08/01/26 (Call 08/01/25)	30	31,805
5.00%, 02/01/27	85	92,769
5.00%, 07/01/27	30	32,996
5.00%, 07/01/27 (Call 01/01/25)	305	319,406
5.00%, 08/01/27	30	33,046
Series B, 5.00%, 07/01/23	9,840	9,985,680
Series B, 5.00%, 07/01/24	3,110	3,229,139
Series C, 5.00%, 02/01/23	4,095	4,112,502
Series C, 5.00%, 02/01/26	5,175	5,551,584
Series C, 5.00%, 02/01/27	19,030	20,769,416
Series D, 5.00%, 02/01/27	45	49,113
Series E, 5.00%, 06/01/25	1,000	1,058,390
Series E, 5.00%, 06/01/26	5,910	6,381,503
Series R, 5.00%, 07/01/23	2,000	2,029,610
Series R-2008, 5.00%, 02/01/27	5,015	5,473,391
Series R-2015, 5.00%, 07/01/23	1,150	1,167,026
Series R-2015, 5.00%, 07/01/24	1,840	1,910,488
Series R-2015E, 5.00%, 07/01/24	600	622,985
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,030	5,269,662
Series R-2017A, 5.00%, 08/01/23	430	437,206
Series R-2017C, 5.00%, 08/01/24	3,035	3,155,545
Series R-2018C, 5.00%, 08/01/23	5,760	5,856,534
Series R-2018C, 5.00%, 08/01/24	2,545	2,646,083
Series R-2018C, 5.00%, 08/01/25	700	743,408
Series R-2018D, 5.00%, 08/01/24	985	1,024,122
Series R-2018D, 5.00%, 08/01/25	425	451,355
Series R-2020C, 5.00%, 07/01/25	4,345	4,606,571
Series R-2020D, 5.00%, 07/01/23	1,610	1,633,836
Series R-2020D, 5.00%, 07/01/25	4,535	4,808,009
Series R-2021B, 5.00%, 01/01/23	7,340	7,355,456
Series R-C, 5.00%, 07/01/23	8,855	8,986,097
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,225	5,299,372
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,096,122
Series-R-2020D, 5.00%, 07/01/26	5,310	5,742,676
State of Washington RB
5.00%, 09/01/23	5,175	5,271,027
5.00%, 09/01/24	3,600	3,750,391
Series C, 5.00%, 09/01/23	745	758,824
Series C, 5.00%, 09/01/24 (Call 09/01/23)	430	437,770
University of Washington RB
Series B, 5.00%, 06/01/27 (Call 06/01/25)	5,155	5,438,068
Series C, 5.00%, 04/01/24	1,050	1,083,395
		432,481,646
West Virginia — 0.1%
State of West Virginia GO
5.00%, 06/01/25	8,640	9,133,739
5.00%, 06/01/27	2,810	3,084,737
Series A, 3.00%, 11/01/25	425	425,740
Series A, 5.00%, 06/01/25	390	412,287
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	425	432,695
Series A, 5.00%, 09/01/26	1,020	1,096,759
		14,585,957
Wisconsin — 1.3%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,863,692
5.00%, 06/01/31 (PR 06/01/24)	1,000	1,032,517

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/23	$225	$227,858
Series A, 5.00%, 06/01/26	1,405	1,515,139
State of Wisconsin GO
5.00%, 05/01/23	340	343,605
5.00%, 05/01/25	100	105,653
5.00%, 11/01/27 (Call 05/01/27)	550	602,744
5.00%, 05/01/32 (PR 05/01/25)	2,010	2,121,688
5.00%, 05/01/35 (PR 05/01/24)	2,535	2,622,290
Series D, 5.00%, 05/01/23	355	358,764
Series 1, 5.00%, 05/01/23	12,310	12,440,522
Series 1, 5.00%, 11/01/23	2,515	2,571,389
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,390	1,404,507
Series 1, 5.00%, 11/01/24	1,085	1,134,426
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,295	3,479,676
Series 1, 5.00%, 05/01/26	9,185	9,901,674
Series 2, 5.00%, 11/01/23	75	76,682
Series 2, 5.00%, 11/01/24	11,845	12,384,584
Series 2, 5.00%, 11/01/25	4,515	4,819,543
Series 2, 5.00%, 11/01/26	3,870	4,211,706
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	130	142,467
Series 2021-2, 5.00%, 05/01/25	1,330	1,405,183
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,415	5,657,535
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	155	161,942
Series A, 5.00%, 05/01/23	1,000	1,010,603
Series A, 5.00%, 05/01/24	9,305	9,622,777
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,097,653
Series A, 5.00%, 05/01/35 (PR 05/01/23).	100	101,044
Series B, 5.00%, 05/01/24	985	1,018,639
Series B, 5.00%, 05/01/25	7,465	7,881,597
Series B, 5.00%, 05/01/26	5,725	6,171,702
State of Wisconsin RB
Series A, 5.00%, 05/01/24	715	738,913
Series A, 5.00%, 05/01/25	165	174,089
Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
4.00%, 07/01/25 (Call 07/01/24)	$11,200	$11,448,918
5.00%, 07/01/27 (Call 07/01/24)	5,900	6,095,357
Series 1, 5.00%, 07/01/25	290	307,458
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,141,097
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,163,951
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,883,864
Series 2, 5.00%, 07/01/24	205	212,788
Series A, 5.00%, 07/01/24	5,230	5,428,701
		133,084,937
Total Long-Term Investments — 98.8%
(Cost: $10,075,946,392)		9,863,994,605

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds: MuniCash, 1.59%(d)(e)	105,431	105,441,728

Total Short-Term Securities — 1.1%
(Cost: $105,432,765)		105,441,728

Total Investments — 99.9%
(Cost: $10,181,379,157)		9,969,436,333

Other Assets Less Liabilities — 0.1%		10,205,177

Net Assets — 100.0%		$9,979,641,510

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$55,459,779	$49,968,978	(a)	$—	$4,850	$8,121	$105,441,728	105,431	$379,369	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$9,863,994,605	$—	$9,863,994,605
Money Market Funds	105,441,728	—	—	105,441,728
	$105,441,728	$9,863,994,605	$—	$9,969,436,333

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM-CR	AGM Insured Custodial Receipt	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodian Receipt	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation